UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Opportunistic Emerging Markets Debt Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
July 31, 2013 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	12,831		1,224,462
Delphi Automotive	32,873		1,765,938
Ford Motor	442,038		7,461,601
General Motors	86,292	a	3,095,294
Goodyear Tire & Rubber	26,577	a	491,674
Harley-Davidson	25,930		1,472,046
Johnson Controls	77,465		3,114,868
			18,625,883
Banks--3.0%
BB&T	79,249		2,828,397
Comerica	22,224		945,409
Fifth Third Bancorp	99,033		1,904,405
Hudson City Bancorp	50,098		478,937
Huntington Bancshares	97,504		833,659
KeyCorp	104,631		1,285,915
M&T Bank	13,664		1,596,775
People's United Financial	37,939		569,085
PNC Financial Services Group	59,967		4,560,490
Regions Financial	160,373		1,605,334
SunTrust Banks	61,297		2,132,523
U.S. Bancorp	210,487		7,855,375
Wells Fargo & Co.	557,020		24,230,370
Zions Bancorporation	20,831		617,431
			51,444,105
Capital Goods--7.7%
3M	71,808		8,432,413
Boeing	77,217		8,115,507
Caterpillar	74,351		6,164,441
Cummins	20,093		2,435,071
Danaher	66,138		4,453,733
Deere & Co.	43,713		3,631,239
Dover	19,416		1,662,786
Eaton	53,494		3,688,411
Emerson Electric	80,902		4,964,956
Fastenal	30,611		1,500,245
Flowserve	16,274		922,410
Fluor	18,410		1,151,730
General Dynamics	37,662		3,214,075
General Electric	1,169,675		28,504,980
Honeywell International	88,975		7,383,145
Illinois Tool Works	47,438		3,417,434
Ingersoll-Rand	30,894		1,886,079
Jacobs Engineering Group	14,459	a	855,973
Joy Global	11,507		569,596
L-3 Communications Holdings	10,179		948,174

Lockheed Martin	30,197		3,627,264
Masco	40,552		832,127
Northrop Grumman	27,144		2,498,877
PACCAR	39,741		2,236,226
Pall	13,146		919,694
Parker Hannifin	16,820		1,737,170
Pentair	22,876		1,397,266
Precision Castparts	16,548		3,669,023
Quanta Services	23,853	a	639,499
Raytheon	36,755		2,640,479
Rockwell Automation	15,747		1,525,097
Rockwell Collins	16,170		1,150,819
Roper Industries	11,158		1,405,462
Snap-on	6,319		599,357
Stanley Black & Decker	18,136		1,534,668
Textron	30,812		843,633
United Technologies	95,279		10,058,604
W.W. Grainger	6,879		1,803,261
Xylem	20,148		502,290
			133,523,214
Commercial & Professional Services--.7%
ADT	25,864	a	1,036,629
Avery Dennison	11,124		497,577
Cintas	12,294		584,088
Dun & Bradstreet	5,039	b	522,192
Equifax	13,249		837,734
Iron Mountain	18,724		520,527
Nielsen Holdings	23,677		791,285
Pitney Bowes	20,905	b	345,142
Republic Services	32,670		1,107,840
Robert Half International	16,661		620,456
Stericycle	9,402	a	1,090,068
Tyco International	51,800		1,803,158
Waste Management	49,436		2,077,795
			11,834,491
Consumer Durables & Apparel--1.1%
Coach	31,892		1,694,422
D.R. Horton	31,700		637,170
Fossil Group	5,773	a	634,453
Garmin	12,359	b	495,349
Harman International Industries	8,004		484,482
Hasbro	13,131	b	604,026
Leggett & Platt	16,156		507,460
Lennar, Cl. A	18,360		621,853
Mattel	39,051		1,641,314
Newell Rubbermaid	33,121		894,929
NIKE, Cl. B	81,514		5,128,861
PulteGroup	38,825		645,660
PVH	9,161		1,207,328
Ralph Lauren	6,706		1,220,894
VF	9,874		1,945,178
Whirlpool	8,695		1,164,608

			19,527,987
Consumer Services--1.8%
Carnival	49,383		1,828,652
Chipotle Mexican Grill	3,533	a	1,456,550
Darden Restaurants	14,068		690,035
H&R Block	32,577		1,023,895
International Game Technology	27,984		516,864
Marriott International, Cl. A	28,511		1,185,202
McDonald's	113,374		11,119,722
Starbucks	84,469		6,017,572
Starwood Hotels & Resorts
Worldwide	22,199	c	1,468,464
Wyndham Worldwide	16,275		1,013,933
Wynn Resorts	9,021		1,200,966
Yum! Brands	50,384		3,674,001
			31,195,856
Diversified Financials--7.1%
American Express	108,155		7,978,594
Ameriprise Financial	22,698		2,020,122
Bank of America	1,220,147		17,814,146
Bank of New York Mellon	130,341		4,099,224
BlackRock	14,272		4,024,133
Capital One Financial	65,826		4,543,311
Charles Schwab	124,117		2,741,745
Citigroup	344,113		17,942,052
CME Group	34,738		2,569,917
Discover Financial Services	55,996		2,772,362
E*TRADE Financial	26,343	a	392,511
Franklin Resources	47,010		2,297,849
Goldman Sachs Group	48,791		8,003,188
IntercontinentalExchange	8,139	a	1,484,961
Invesco	50,378		1,621,668
JPMorgan Chase & Co.	427,739		23,837,894
Legg Mason	14,156	b	486,825
Leucadia National	32,986		885,014
McGraw-Hill Financial	30,962		1,915,309
Moody's	21,787		1,476,505
Morgan Stanley	157,055		4,273,467
NASDAQ OMX Group	14,746		477,770
Northern Trust	24,865		1,455,597
NYSE Euronext	28,468		1,200,211
SLM	50,444		1,246,471
State Street	51,617		3,596,156
T. Rowe Price Group	29,178		2,195,353
			123,352,355
Energy--10.2%
Anadarko Petroleum	56,608		5,010,940
Apache	44,318		3,556,519
Baker Hughes	49,839		2,363,864
Cabot Oil & Gas	23,945		1,815,510
Cameron International	27,826	a	1,650,082
Chesapeake Energy	59,206	b	1,379,500

Chevron	219,217		27,597,228
ConocoPhillips	137,678		8,929,795
CONSOL Energy	24,778		768,861
Denbury Resources	43,271	a	757,242
Devon Energy	42,715		2,349,752
Diamond Offshore Drilling	8,087	b	545,387
Ensco, Cl. A	26,053		1,493,879
EOG Resources	30,564		4,446,756
EQT	17,007		1,471,105
Exxon Mobil	503,061		47,161,969
FMC Technologies	26,232	a	1,398,166
Halliburton	105,113		4,750,056
Helmerich & Payne	12,040		760,928
Hess	33,692		2,508,706
Kinder Morgan	71,638		2,705,051
Marathon Oil	79,238		2,881,094
Marathon Petroleum	37,445		2,745,842
Murphy Oil	20,920		1,416,702
Nabors Industries	31,964		491,926
National Oilwell Varco	48,306		3,389,632
Newfield Exploration	14,987	a	368,680
Noble	28,912		1,104,438
Noble Energy	40,463		2,528,533
Occidental Petroleum	90,915		8,095,981
Peabody Energy	29,527		488,967
Phillips 66	69,842		4,295,283
Pioneer Natural Resources	15,482		2,395,994
QEP Resources	20,008		610,044
Range Resources	18,550		1,467,305
Rowan, Cl. A	14,185	a	487,255
Schlumberger	149,815		12,184,454
Southwestern Energy	39,551	a	1,534,183
Spectra Energy	75,667		2,723,255
Tesoro	15,037		854,853
Valero Energy	62,026		2,218,670
Williams	76,260		2,605,804
WPX Energy	21,411	a	411,305
			178,721,496
Food & Staples Retailing--2.4%
Costco Wholesale	49,380		5,791,780
CVS Caremark	138,546		8,519,194
Kroger	59,039		2,318,462
Safeway	27,219		701,978
Sysco	67,104		2,315,759
Wal-Mart Stores	185,516		14,459,117
Walgreen	96,950		4,871,738
Whole Foods Market	38,903		2,162,229
			41,140,257
Food, Beverage & Tobacco--5.5%
Altria Group	226,795		7,951,433
Archer-Daniels-Midland	74,023		2,699,619
Beam	17,816		1,157,862

Brown-Forman, Cl. B	16,893		1,224,911
Campbell Soup	19,284	b	902,491
Coca-Cola	432,898		17,350,552
Coca-Cola Enterprises	29,681		1,114,225
ConAgra Foods	46,278		1,675,726
Constellation Brands, Cl. A	16,766	a	873,341
Dr. Pepper Snapple Group	24,197		1,130,968
General Mills	73,350		3,814,200
Hershey	16,742		1,588,314
Hormel Foods	15,300		647,955
J.M. Smucker	11,878		1,336,513
Kellogg	28,140		1,863,994
Kraft Foods Group	66,745		3,776,432
Lorillard	42,922		1,825,473
McCormick & Co.	14,909		1,067,633
Mead Johnson Nutrition	22,950		1,671,678
Molson Coors Brewing, Cl. B	17,629		882,508
Mondelez International, Cl. A	201,795		6,310,130
Monster Beverage	17,117	a	1,043,966
PepsiCo	174,876		14,609,141
Philip Morris International	185,035		16,501,421
Reynolds American	36,743		1,816,206
Tyson Foods, Cl. A	32,890		908,422
			95,745,114
Health Care Equipment & Services--4.2%
Abbott Laboratories	177,285		6,493,950
Aetna	42,847		2,749,492
AmerisourceBergen	25,811		1,504,007
Baxter International	61,725		4,508,394
Becton Dickinson & Co.	21,781		2,259,125
Boston Scientific	149,534	a	1,632,911
C.R. Bard	8,834		1,012,376
Cardinal Health	38,647		1,935,828
CareFusion	24,738	a	954,145
Cerner	33,036	a	1,618,764
Cigna	32,355		2,518,190
Covidien	52,745		3,250,674
DaVita HealthCare Partners	9,665	a	1,125,103
DENTSPLY International	16,271		697,700
Edwards Lifesciences	13,072	a	933,079
Express Scripts Holding	91,877	a	6,022,537
Humana	18,286		1,668,780
Intuitive Surgical	4,541	a	1,761,908
Laboratory Corp. of America
Holdings	10,904	a	1,054,853
McKesson	25,683		3,150,277
Medtronic	114,365		6,317,523
Patterson	9,869		403,543
Quest Diagnostics	17,956		1,047,014
St. Jude Medical	32,097		1,681,562
Stryker	32,846		2,314,329
Tenet Healthcare	11,770	a	525,531

UnitedHealth Group	115,560		8,418,546
Varian Medical Systems	12,373	a	897,043
WellPoint	33,679		2,881,575
Zimmer Holdings	19,536		1,630,865
			72,969,624
Household & Personal Products--2.3%
Avon Products	49,005		1,120,254
Clorox	14,883		1,279,045
Colgate-Palmolive	99,311		5,945,750
Estee Lauder, Cl. A	27,177		1,784,170
Kimberly-Clark	43,757		4,323,192
Procter & Gamble	309,947		24,888,744
			39,341,155
Insurance--4.3%
ACE	38,300		3,499,854
Aflac	53,067		3,273,173
Allstate	53,903		2,747,975
American International Group	167,056	a	7,602,719
Aon	35,305		2,383,087
Assurant	8,858		479,749
Berkshire Hathaway, Cl. B	206,307	a	23,904,792
Chubb	29,083		2,515,679
Cincinnati Financial	16,616		814,184
Genworth Financial, Cl. A	55,776	a	724,530
Hartford Financial Services Group	51,530		1,590,216
Lincoln National	30,707		1,279,561
Loews	35,371		1,611,149
Marsh & McLennan	61,271		2,565,417
MetLife	123,736		5,991,297
Principal Financial Group	30,861		1,338,133
Progressive	63,567		1,653,378
Prudential Financial	52,371		4,135,738
Torchmark	11,082	b	787,709
Travelers	42,491		3,550,123
Unum Group	32,173		1,017,954
XL Group	33,369		1,046,118
			74,512,535
Materials--3.2%
Air Products & Chemicals	23,709		2,575,746
Airgas	7,521		776,242
Alcoa	120,813		960,463
Allegheny Technologies	12,015		331,254
Ball	17,155		768,372
Bemis	11,204		461,493
CF Industries Holdings	6,732		1,319,539
Cliffs Natural Resources	15,882	b	309,858
Dow Chemical	136,782		4,792,841
E.I. du Pont de Nemours & Co.	104,184		6,010,375
Eastman Chemical	17,548		1,411,386
Ecolab	29,930		2,757,750
FMC	15,876		1,050,356
Freeport-McMoRan Copper & Gold	117,080		3,311,022

International Flavors & Fragrances	8,962		723,054
International Paper	50,300		2,429,993
LyondellBasell Industries, Cl. A	42,970		2,952,469
MeadWestvaco	19,645		725,883
Monsanto	60,417		5,967,991
Mosaic	31,650		1,300,498
Newmont Mining	56,204		1,686,120
Nucor	35,806		1,675,005
Owens-Illinois	18,691	a	556,057
PPG Industries	16,155		2,591,908
Praxair	33,488		4,024,253
Sealed Air	21,795		593,696
Sherwin-Williams	9,794		1,705,821
Sigma-Aldrich	13,326		1,113,521
United States Steel	16,344	b	283,568
Vulcan Materials	14,586		688,167
			55,854,701
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	24,098		450,392
CBS, Cl. B	65,687		3,470,901
Comcast, Cl. A	297,994		13,433,570
DIRECTV	63,257	a	4,002,270
Discovery Communications, Cl. A	27,392	a	2,183,690
Gannett	25,365		653,402
Interpublic Group of Cos.	46,950		772,327
News Corp., Cl. A	56,396	a	898,388
Omnicom Group	29,536		1,898,279
Scripps Networks Interactive, Cl. A	10,128		716,759
Time Warner	105,849		6,590,159
Time Warner Cable	32,955		3,759,177
Twenty-First Century Fox	225,585		6,740,480
Viacom, Cl. B	50,520		3,676,340
Walt Disney	203,445		13,152,719
Washington Post, Cl. B	554		297,697
			62,696,550
Pharmaceuticals, Biotech & Life Sciences--8.5%
AbbVie	179,399		8,159,067
Actavis	14,569	a	1,956,180
Agilent Technologies	39,203		1,753,550
Alexion Pharmaceuticals	22,038	a	2,561,477
Allergan	33,583		3,060,083
Amgen	84,518		9,152,454
Biogen Idec	26,787	a	5,843,048
Bristol-Myers Squibb	185,753		8,031,960
Celgene	47,196	a	6,931,205
Eli Lilly & Co.	112,759		5,988,630
Forest Laboratories	26,566	a	1,157,215
Gilead Sciences	172,498	a	10,600,002
Hospira	18,344	a	746,601
Johnson & Johnson	317,644		29,699,714
Life Technologies	19,929	a	1,486,703

Merck & Co.	341,792		16,464,121
Mylan	44,717	a	1,500,703
PerkinElmer	12,869		438,704
Perrigo	9,976		1,240,915
Pfizer	754,921		22,066,341
Regeneron Pharmaceuticals	8,607	a	2,324,406
Thermo Fisher Scientific	40,587		3,697,882
Waters	10,101	a	1,019,595
Zoetis	56,629		1,688,110
			147,568,666
Real Estate--2.0%
American Tower	44,278	c	3,134,440
Apartment Investment & Management,
Cl. A	16,544	c	486,063
AvalonBay Communities	13,743	c	1,859,978
Boston Properties	17,039	c	1,822,321
CBRE Group, Cl. A	35,057	a	812,271
Equity Residential	36,398	c	2,038,288
HCP	51,214	c	2,246,758
Health Care	31,686	c	2,043,430
Host Hotels & Resorts	84,185	c	1,503,544
Kimco Realty	44,603	c	1,005,798
Macerich	15,491	c	961,217
Plum Creek Timber	17,923	c	874,284
Prologis	56,295	c	2,159,476
Public Storage	16,163	c	2,573,473
Simon Property Group	35,345	c	5,657,321
Ventas	32,862	c	2,160,348
Vornado Realty Trust	19,215	c	1,629,624
Weyerhaeuser	61,369	c	1,742,880
			34,711,514
Retailing--4.4%
Abercrombie & Fitch, Cl. A	9,828		490,122
Amazon.com	41,186	a	12,406,047
AutoNation	5,302	a	253,966
AutoZone	4,225	a	1,895,250
Bed Bath & Beyond	24,820	a	1,897,985
Best Buy	30,226		909,500
CarMax	25,003	a	1,226,147
Dollar General	34,109	a	1,864,739
Dollar Tree	24,840	a	1,332,666
Expedia	10,459		492,933
Family Dollar Stores	11,031		758,492
GameStop, Cl. A	15,029		737,323
Gap	33,865		1,554,403
Genuine Parts	17,402		1,426,790
Home Depot	165,441		13,074,802
J.C. Penney	15,670	a,b	228,782
Kohl's	23,143		1,226,116
L Brands	27,750		1,547,617
Lowe's	121,580		5,420,036
Macy's	44,423		2,147,408

Netflix	6,257	a	1,528,085
Nordstrom	17,316		1,060,432
O'Reilly Automotive	12,584	a	1,576,272
PetSmart	12,236		895,920
priceline.com	5,850	a	5,122,669
Ross Stores	25,466		1,718,191
Staples	77,502		1,319,084
Target	72,686		5,178,878
The TJX Companies	81,334		4,232,621
Tiffany & Co.	13,897		1,104,950
TripAdvisor	12,400	a	930,248
Urban Outfitters	11,624	a	494,717
			76,053,191
Semiconductors & Semiconductor Equipment--2.0%
Advanced Micro Devices	64,889	a,b	244,632
Altera	36,424		1,295,237
Analog Devices	34,111		1,683,719
Applied Materials	133,516		2,177,646
Broadcom, Cl. A	58,286		1,606,945
First Solar	7,510	a	369,792
Intel	562,157		13,098,258
KLA-Tencor	18,221		1,068,297
Lam Research	18,431	a	907,174
Linear Technology	26,366		1,069,405
LSI	62,599		487,020
Microchip Technology	22,291	b	885,844
Micron Technology	114,993	a	1,523,657
NVIDIA	69,209		998,686
Teradyne	21,805	a,b	359,564
Texas Instruments	125,539		4,921,129
Xilinx	29,040		1,355,878
			34,052,883
Software & Services--8.9%
Accenture, Cl. A	73,511		5,425,847
Adobe Systems	56,439	a	2,668,436
Akamai Technologies	20,785	a	981,052
Autodesk	25,498	a	902,374
Automatic Data Processing	55,073		3,970,213
BMC Software	14,922	a	685,964
CA	36,454		1,084,142
Citrix Systems	21,197	a	1,526,608
Cognizant Technology Solutions,
Cl. A	33,861	a	2,451,198
Computer Sciences	17,598		838,721
eBay	131,419	a	6,793,048
Electronic Arts	36,191	a	945,309
Fidelity National Information
Services	32,787		1,415,087
Fiserv	15,121	a	1,455,245
Google, Cl. A	30,389	a	26,973,276
International Business Machines	117,899		22,995,021
Intuit	31,331		2,002,678

MasterCard, Cl. A	11,833		7,225,348
Microsoft	850,587		27,074,184
Oracle	416,832		13,484,515
Paychex	36,869	b	1,454,113
Red Hat	22,036	a	1,140,804
SAIC	32,138	b	491,390
salesforce.com	60,688	a	2,655,100
Symantec	78,763		2,101,397
Teradata	19,238	a	1,137,351
Total System Services	18,803		515,390
VeriSign	18,116	a	866,669
Visa, Cl. A	57,391		10,158,781
Western Union	64,371		1,156,103
Yahoo!	109,744	a	3,082,709
			155,658,073
Technology Hardware & Equipment--6.3%
Amphenol, Cl. A	18,084		1,420,679
Apple	106,154		48,034,685
Cisco Systems	604,381		15,441,935
Corning	169,011		2,567,277
Dell	166,726		2,112,418
EMC	237,300		6,205,395
F5 Networks	8,950	a	785,452
FLIR Systems	16,634		540,106
Harris	12,926		737,687
Hewlett-Packard	220,409		5,660,103
Jabil Circuit	20,667		475,134
JDS Uniphase	26,738	a	392,246
Juniper Networks	58,059	a	1,258,139
Molex	15,917		474,804
Motorola Solutions	31,011		1,700,333
NetApp	40,052		1,646,938
QUALCOMM	195,391		12,612,489
SanDisk	26,890	a	1,482,177
Seagate Technology	36,117		1,477,546
TE Connectivity	46,734		2,385,303
Western Digital	24,151		1,554,841
Xerox	138,011		1,338,707
			110,304,394
Telecommunication Services--2.5%
AT&T	609,265		21,488,777
CenturyLink	70,379	b	2,523,087
Crown Castle International	33,160	a	2,329,490
Frontier Communications	109,038	b	475,406
Verizon Communications	323,563		16,009,897
Windstream	63,757	b	532,371
			43,359,028
Transportation--1.7%
C.H. Robinson Worldwide	17,885		1,066,304
CSX	116,527		2,891,035
Expeditors International of
Washington	23,181		934,658

FedEx	33,164		3,515,384
Kansas City Southern	12,418		1,338,039
Norfolk Southern	36,204		2,648,685
Ryder System	5,870		363,001
Southwest Airlines	82,374		1,139,232
Union Pacific	52,669		8,352,777
United Parcel Service, Cl. B	80,082		6,951,118
			29,200,233
Utilities--3.2%
AES	72,049		896,290
AGL Resources	12,697		581,396
Ameren	26,488		948,535
American Electric Power	54,970		2,547,859
CenterPoint Energy	48,933		1,214,517
CMS Energy	30,040		840,820
Consolidated Edison	32,614		1,953,579
Dominion Resources	64,965		3,853,074
DTE Energy	19,460		1,375,822
Duke Energy	79,767		5,663,457
Edison International	36,787		1,833,832
Entergy	19,676		1,328,130
Exelon	95,597		2,924,312
FirstEnergy	47,450		1,806,421
Integrys Energy Group	8,705		546,674
NextEra Energy	47,893		4,148,013
NiSource	34,981		1,074,616
Northeast Utilities	34,736		1,542,626
NRG Energy	36,451		977,616
ONEOK	23,588		1,248,985
Pepco Holdings	26,380		542,109
PG&E	49,426		2,268,159
Pinnacle West Capital	11,939		703,207
PPL	67,072		2,130,877
Public Service Enterprise Group	57,097		1,929,308
SCANA	15,772		818,725
Sempra Energy	25,517		2,236,055
Southern	98,254		4,405,709
TECO Energy	24,426		431,607
Wisconsin Energy	25,922		1,127,089
Xcel Energy	55,046		1,648,628
			55,548,047
Total Common Stocks
(cost $1,137,783,852)			1,696,941,352
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 12/5/13
(cost $1,809,778)	1,810,000	[d]	1,809,763

Other Investment--2.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $35,312,785)	35,312,785 [e]	35,312,785
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,934,313)	6,934,313 [e]	6,934,313
Total Investments (cost $1,181,840,728)	100.2%	1,740,998,213
Liabilities, Less Cash and Receivables	(.2%)	(3,740,581)
Net Assets	100.0%	1,737,257,632

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was $8,390,593 and the value of the collateral held by the fund was $8,600,781, consisting of cash collateral of $6,934,313 and U.S. Government and
Agency securities valued at $1,666,468.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $559,157,485 of which $620,650,363 related to appreciated investment securities and $61,492,878 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.2
Software & Services	8.9
Pharmaceuticals, Biotech & Life Sciences	8.5
Capital Goods	7.7
Diversified Financials	7.1
Technology Hardware & Equipment	6.3
Food, Beverage & Tobacco	5.5
Retailing	4.4
Insurance	4.3
Health Care Equipment & Services	4.2
Media	3.6
Materials	3.2
Utilities	3.2
Banks	3.0
Short-Term/Money Market Investments	2.5
Telecommunication Services	2.5
Food & Staples Retailing	2.4
Household & Personal Products	2.3
Real Estate	2.0
Semiconductors & Semiconductor Equipment	2.0
Consumer Services	1.8
Transportation	1.7
Automobiles & Components	1.1
Consumer Durables & Apparel	1.1
Commercial & Professional Services	.7
100.2

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013	($)
Financial Futures Long
Standard & Poor's 500 E-mini	469	39,407,725	September 2013	(114,205)

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,695,447,473	-	-	1,695,447,473
Equity Securities - Foreign Common Stocks+	1,493,879	-	-	1,493,879
Mutual Funds	42,247,098	-	-	42,247,098
U.S. Treasury	-	1,809,763	-	1,809,763
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(114,205)	-	-	(114,205)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--102.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.1%
Ally Auto Receivables Trust,
Ser. 2012-3, Cl. A4	1.06	2/15/17	500,000		501,630
Ally Auto Receivables Trust,
Ser. 2012-1, Cl. A4	1.21	7/15/16	1,000,000		1,007,166
Ford Credit Auto Owner Trust,
Ser. 2012-B, Cl. A4	1.00	9/15/17	400,000		402,116
					1,910,912
Asset-Backed Ctfs./Credit Cards--.2%
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		657,719
Chase Issuance Trust,
Ser. 2012-A8, Cl. A8	0.54	10/16/17	1,250,000		1,245,026
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	3,000,000		3,481,470
					5,384,215
Commercial Mortgage Pass-Through Ctfs.--1.7%
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,110,759
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.93	2/10/51	300,000	a	338,861
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,058,893
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,920,260
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR8,
Cl. A4	4.67	6/11/41	265,000		279,103
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		957,455
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10,
Cl. A4	5.41	12/11/40	185,000	a	199,117
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.90	9/11/38	850,000	a	938,980
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.94	3/15/49	225,000	a	246,694
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.34	12/10/49	1,100,000	a	1,259,510
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.39	7/15/44	1,900,000	a	2,045,856
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.48	1/15/46	85,000	a	92,232
Commercial Mortgage Trust,
Ser. 2012-CR4, Cl. A3	2.85	10/15/45	1,000,000		939,951
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	5.99	6/15/38	1,494,909	a	1,647,985

CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.97	5/15/46	1,000,000	a	1,130,177
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	6.00	8/10/45	1,000,000	a,b	1,117,555
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	639,977
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,338,136
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		389,243
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		230,491
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	541,830
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,140,280
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,152,242
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		528,115
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	996,339		1,103,271
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.46	11/12/37	358,541	a	384,556
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	6.04	6/12/50	1,000,000	a	1,132,214
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.75	6/12/50	540,624	a	560,147
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.81	6/12/50	1,200,000	a	1,348,888
Morgan Stanley BAML Trust,
Ser. 2013-C8, Cl. A4	3.13	12/15/48	1,000,000		959,573
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,456,226
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	486,139	a	535,722
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	500,000		495,035
UBS-Barclays Commercial Mortgage
Trust, Ser. 2012-C4, Cl. A5	2.85	12/10/45	500,000		466,327
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	853,796
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C23, Cl. A4	5.42	1/15/45	961,252	a	1,035,143
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		153,251
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,136,214	a	1,226,264
					35,954,115
Consumer Discretionary--2.4%
Avon Products,

Sr. Unscd. Bonds	4.20	7/15/18	250,000	254,056
CBS,
Gtd. Notes	5.50	5/15/33	250,000	251,182
CBS,
Gtd. Notes	7.88	7/30/30	300,000	383,056
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000	432,082
Comcast,
Gtd. Bonds	2.85	1/15/23	300,000	285,400
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000	1,174,878
Comcast,
Gtd. Bonds	6.45	3/15/37	1,900,000	2,276,249
Comcast,
Gtd. Notes	6.50	1/15/17	1,000,000	1,164,799
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	566,148
COX Communications,
Sr. Unscd. Notes	5.50	10/1/15	450,000	492,118
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	700,000	733,375
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	49,000	56,576
CVS Caremark,
Sr. Unscd. Notes	5.75	5/15/41	630,000	723,389
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000	602,617
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	291,044
DirecTV Holdings,
Gtd. Notes	3.50	3/1/16	2,500,000	2,624,347
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000	792,605
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	806,751
Dollar General,
Sr. Unscd. Notes	1.88	4/15/18	1,000,000	967,439
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	500,000	455,868
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,839,683
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000	3,085,547
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000	1,052,088
Macy's Retail Holdings,
Gtd. Notes	5.90	12/1/16	500,000	569,967
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	933,636
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,205,610
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	1,500,000	1,714,148
News America,
Gtd. Notes	6.20	12/15/34	250,000	277,185
News America,
Gtd. Notes	6.40	12/15/35	1,000,000	1,137,348
News America,
Gtd. Notes	6.65	11/15/37	360,000	422,076

News America,
Gtd. Notes	7.75	12/1/45	100,000	126,907
News America,
Gtd. Debs.	8.25	8/10/18	150,000	192,313
Nike,
Sr. Unscd. Notes	2.25	5/1/23	300,000	277,062
Nike,
Sr. Unscd. Notes	3.63	5/1/43	300,000	266,187
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,750,016
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	356,224
Starbucks,
Sr. Unscd. Notes	6.25	8/15/17	750,000	872,243
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	456,673
Target,
Sr. Unscd. Notes	7.00	1/15/38	228,000	305,356
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	948,924
Time Warner Cable,
Gtd. Notes	6.55	5/1/37	350,000	335,358
Time Warner Cable,
Gtd. Notes	7.30	7/1/38	495,000	505,867
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,496,338
Time Warner Cos.,
Gtd. Notes	6.95	1/15/28	325,000	393,828
Time Warner,
Gtd. Debs.	4.75	3/29/21	1,500,000	1,631,303
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,419,591
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	276,959
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,346,459
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	667,027
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	812,627
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	198,907
Wyndham Worldwide,
Sr. Unscd. Notes	2.50	3/1/18	500,000	495,375
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	500,000	476,176
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	864,920
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	650,000	777,795
				51,821,702
Consumer Staples--1.3%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,479,590
Altria Group,
Gtd. Bonds	9.95	11/10/38	650,000	978,253
Anheuser-Busch Cos.,
Gtd. Notes	5.00	1/15/15	1,000,000	1,060,881
Anheuser-Busch Cos.,

Gtd. Notes	5.50	1/15/18	145,000	166,703
Anheuser-Busch Inbev Finance,
Gtd. Notes	0.80	1/15/16	500,000	500,355
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	472,853
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	300,000	276,116
Anheuser-Busch Inbev Worldwide,
Gtd. Notes	5.38	1/15/20	2,500,000	2,890,165
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	149,806
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,050,174
Conagra Foods,
Sr. Unscd. Notes	1.30	1/25/16	500,000	501,717
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	497,313
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	290,000	278,090
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	300,000	287,920
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	429,294
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	832,862
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	137,603
Diageo Investment,
Gtd. Notes	4.25	5/11/42	1,000,000	950,565
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	200,000	241,395
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,474,626
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	438,795
Kimberly-Clark,
Sr. Unscd. Notes	3.70	6/1/43	1,000,000	887,362
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000	497,102
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000	491,528
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	400,000	406,124
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	1,002,266
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	975,000	1,136,077
Mondelez International,
Sr. Unscd. Notes	6.50	2/9/40	365,000	442,484
Nabisco,
Sr. Unscd. Notes	7.55	6/15/15	640,000	715,270
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	1,025,302
PepsiCo,
Sr. Unscd. Bonds	0.70	8/13/15	1,000,000	1,000,924
PepsiCo,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,285,335
Philip Morris International,
Sr. Unscd. Bonds	4.50	3/20/42	650,000	623,715

Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	887,121
Reynolds American,
Sr. Scd. Notes	7.63	6/1/16	170,000	198,453
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000	386,883
				28,081,022
Energy--2.7%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	396,014
Anadarko Petroleum,
Sr. Unscd. Bonds	6.45	9/15/36	150,000	176,392
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	431,548
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000	1,103,986
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000	731,942
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	1,000,000	1,056,037
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	1,200,000	1,176,323
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	367,862
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,356,261
Chevron,
Sr. Unscd. Notes	3.19	6/24/23	400,000	395,064
CNOOC Finance 2013,
Gtd. Notes	1.13	5/9/16	500,000	497,489
CNOOC Finance 2013,
Gtd. Notes	1.75	5/9/18	500,000	483,999
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000	456,166
CNOOC Finance 2013,
Gtd. Notes	4.25	5/9/43	300,000	256,669
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	162,349
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	590,745
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,290,648
Devon Energy,
Sr. Unscd. Debs.	5.60	7/15/41	650,000	684,828
Devon Financing,
Gtd. Notes	7.88	9/30/31	275,000	357,272
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000	720,979
EnCana,
Sr. Unscd. Notes	7.20	11/1/31	625,000	745,501
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000	946,800
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000	467,711
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000	691,039
Enterprise Products Operating,
Gtd. Bonds, Ser. G	5.60	10/15/14	995,000	1,051,109
Enterprise Products Operating,

Gtd. Notes, Ser. L	6.30	9/15/17	1,925,000		2,254,541
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000		1,448,555
Hess,
Sr. Unscd. Notes	7.88	10/1/29	175,000		223,267
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000		1,528,926
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000		724,511
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	3.50	9/1/23	500,000	b	475,505
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	4.15	3/1/22	1,000,000		1,010,894
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	300,000		284,061
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000		1,281,518
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000		426,177
Marathon Oil,
Sr. Unscd. Notes	5.90	3/15/18	500,000		573,210
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000		422,974
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000		1,561,489
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000		131,202
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000		1,252,079
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000		1,799,040
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000		620,625
ONEOK Partners,
Gtd. Bonds	6.85	10/15/37	60,000		68,048
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000		214,547
Pemex Project Funding Master
Trust, Gtd. Notes	6.63	6/15/35	1,760,000		1,892,000
Pemex Project Funding Master
Trust, Gtd. Bonds	7.38	12/15/14	400,000		434,500
Petrobras Global Finance,
Gtd. Notes	2.00	5/20/16	550,000		545,526
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	500,000		465,537
Petrobras Global Finance,
Gtd. Notes	5.63	5/20/43	500,000		423,127
Petrobras International Finance,
Gtd. Notes	2.88	2/6/15	500,000		509,118
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000		2,502,088
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000		671,477
Plains All American Pipeline,
Sr. Unscd. Notes	6.13	1/15/17	525,000		601,806
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000		2,894,713
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000		648,159

Spectra Energy Capital,
Gtd. Bonds	8.00	10/1/19	225,000	282,514
Statoil,
Gtd. Notes	2.65	1/15/24	1,000,000	932,916
Statoil,
Gtd. Notes	3.95	5/15/43	500,000	455,880
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,853,643
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,125,633
Sunoco Logistics Partners
Operations, Gtd. Notes	3.45	1/15/23	200,000	188,128
Sunoco Logistics Partners
Operations, Gtd. Notes	4.95	1/15/43	200,000	187,923
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	216,933
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	479,270
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	89,511
Total Capital,
Gtd. Notes	4.45	6/24/20	1,400,000	1,532,861
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	901,918
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	228,473
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	88,964
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	992,012
Valero Energy,
Gtd. Notes	6.63	6/15/37	1,115,000	1,251,680
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	205,780
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,068,950
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	852,776
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	845,876
				58,265,594
Financial--7.1%
Aflac,
Sr. Unscd. Bonds	3.63	6/15/23	600,000	591,490
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	130,542
American Express,
Sr. Unscd. Notes	1.55	5/22/18	1,750,000	1,707,356
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	810,275
American Express,
Sr. Unscd. Notes	7.00	3/19/18	500,000	606,233
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000	1,525,178
American International Group,
Sr. Unscd. Debs.	5.60	10/18/16	600,000	672,713
American International Group,
Sr. Unscd. Debs.	5.85	1/16/18	1,000,000	1,140,552
American International Group,

Sr. Unscd. Notes	8.25	8/15/18	2,100,000	2,633,123
AXA,
Sub. Notes	8.60	12/15/30	165,000	200,257
Bank of America,
Sr. Unscd. Notes	1.25	1/11/16	1,000,000	997,121
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000	943,293
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000	368,032
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	641,187
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000	1,085,931
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	272,503
Bank of Montreal,
Sr. Unscd. Notes	2.50	1/11/17	1,000,000	1,030,072
Bank of Nova Scotia,
Sr. Unscd. Notes	1.38	7/15/16	1,000,000	1,006,187
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,557,084
BB&T,
Sub. Notes	4.90	6/30/17	150,000	164,674
BB&T,
Sub. Notes	5.20	12/23/15	300,000	327,781
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	109,171
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	554,400
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	625,761
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	323,931
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	1,965,011
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	769,374
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	569,898
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,496,936
Boston Properties,
Sr. Unscd. Bonds	5.00	6/1/15	500,000	534,413
Boston Properties,
Sr. Unscd. Notes	5.63	11/15/20	1,400,000	1,592,657
Capital One Financial Company,
Sr. Unscd. Notes	4.75	7/15/21	730,000	778,793
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	652,096
Citigroup,
Sub. Notes	4.05	7/30/22	500,000	486,823
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,358,296
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	5,385,000	6,171,118
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	583,179
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	115,247

Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	860,503
Citigroup,
Sr. Unscd. Notes	8.50	5/22/19	760,000	970,782
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	113,723
DDR,
Sr. Unscd. Notes	3.38	5/15/23	1,000,000	929,162
Deutsche Bank AG London,
Sr. Unscd. Bonds	6.00	9/1/17	845,000	976,316
Discover Bank,
Sr. Unscd. Notes	2.00	2/21/18	500,000	487,296
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	106,252
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,313,914
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	491,863
Ford Motor Credit,
Sr. Unscd. Notes	5.88	8/2/21	1,500,000	1,666,029
General Electric Capital,
Sr. Unscd. Notes	1.00	1/8/16	1,000,000	998,790
General Electric Capital,
Sr. Unscd. Notes	3.10	1/9/23	1,000,000	942,040
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	1,400,000	1,495,479
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	409,704
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	1,138,702
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,535,999
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	1,000,000	1,100,138
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000	966,369
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,208,976
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	348,210
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	959,372
Goldman Sachs Group,
Sr. Notes	3.70	8/1/15	6,000,000	6,266,862
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	527,866
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	775,686
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	216,895
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	2,110,744
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,208,030
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	547,396
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	1,125,000	1,236,217
HSBC Holdings,

Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,652,850
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,541,094
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	634,285
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000	901,729
Intesa Sanpaolo,
Sr. Unscd. Notes	3.13	1/15/16	500,000	495,977
Jefferies Group,
Sr. Unscd. Debs.	5.13	1/20/23	500,000	506,975
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	199,718
Jefferies Group,
Sr. Unscd. Notes	6.45	6/8/27	35,000	36,332
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,897,454
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,574,288
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	948,174
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	700,000	727,979
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,640,238
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,276,211
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	500,000	575,530
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000	1,766,268
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	787,907
JPMorgan Chase Bank,
Sub. Debs.	6.00	10/1/17	150,000	171,766
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	119,148
Keycorp,
Sr. Unscd. Notes	3.75	8/13/15	1,000,000	1,055,661
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	232,978
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000	1,099,964
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	304,087
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	630,766
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000	1,904,279
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000	3,101,604
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	177,635
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,718,080
Morgan Stanley,
Sr. Unscd. Notes	1.75	2/25/16	500,000	499,742
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	481,732

Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,000,000		940,636
Morgan Stanley,
Notes	5.45	1/9/17	1,100,000		1,206,086
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000		194,733
Morgan Stanley,
Notes	6.63	4/1/18	2,700,000		3,116,318
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000		368,349
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000		1,542,904
National Australia Bank,
Sr. Unscd. Notes	2.00	3/9/15	490,000		500,444
National City,
Sub. Bonds	6.88	5/15/19	600,000		719,773
National Rural Utilities
Cooperative Finance, Coll.
Trust Notes	5.45	2/1/18	1,100,000		1,266,430
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000		1,820,445
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000		1,655,438
PNC Bank NA,
Sub. Bonds	3.80	7/25/23	1,000,000		989,489
PNC Financial Services,
Jr. Sub. Notes, Ser. R	4.85	5/29/49	1,000,000	a	912,500
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000		244,699
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000		261,991
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		121,585
ProLogis,
Gtd. Notes	6.88	3/15/20	1,400,000		1,661,493
Prudential Financial,
Sr. Unscd. Bonds, Ser. B	5.10	9/20/14	250,000		262,060
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,000,000		5,285,715
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000		112,595
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000		223,391
Royal Bank of Canada,
Sr. Notes	2.63	12/15/15	1,000,000		1,042,742
Royal Bank of Scotland Group,
Sr. Unscd. Bonds	2.55	9/18/15	1,000,000		1,021,312
Ryder System,
Sr. Unscd. Notes	2.35	2/26/19	500,000		486,820
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	2,000,000		2,244,428
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		227,504
Sumitomo Mitsui Banking,
Bank Gtd. Notes	0.90	1/18/16	500,000	b	496,138
Sumitomo Mitsui Banking,
Bank Gtd. Bonds	1.50	1/18/18	390,000		377,732
Sumitomo Mitsui Banking,
Bank Gtd. Notes	3.00	1/18/23	290,000		273,966

Suntrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000		460,273
Toyota Motor Credit,
Sr. Unscd. Notes	0.88	7/17/15	1,000,000		1,006,219
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000		932,648
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000		1,063,502
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000		1,369,915
UBS AG/Stamford,
Sub. Notes	5.88	7/15/16	75,000		83,131
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	442,000		511,261
UBS,
Sr. Unscd. Notes	4.88	8/4/20	293,000		324,357
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000		309,933
US Bank NA/Cincinnati,
Sub. Notes	4.95	10/30/14	45,000		47,364
Ventas Realty,
Gtd. Debs.	2.70	4/1/20	1,000,000		950,374
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000		511,465
Wachovia,
Sub. Notes	5.25	8/1/14	200,000		208,660
Wachovia,
Sr. Unscd. Debs	5.75	6/15/17	1,850,000		2,120,879
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000		1,274,396
Wells Fargo & Co.,
Sr. Unscd. Notes	1.50	1/16/18	500,000		489,072
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000		479,612
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000		2,687,829
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000		977,647
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000		541,212
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	1,700,000		1,905,562
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000		372,172
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000		1,594,344
					153,467,997
Foreign/Governmental--4.5%
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000		1,767,587
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	1,500,000		1,573,899
Brazilian Government,
Sr. Unscd. Bonds	4.88	1/22/21	500,000		532,750
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	b	645,125
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000		2,562,830
Brazilian Government,

Sr. Unscd. Bonds	7.13	1/20/37	575,000		677,638
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000		765,000
Colombian Government,
Sr. Unscd. Notes	6.13	1/18/41	500,000		551,250
Colombian Government,
Sr. Unscd. Bonds	7.38	3/18/19	2,000,000		2,430,000
European Bank for Reconstruction
and Development, Sr. Unscd.
Bonds	1.00	2/16/17	2,000,000		1,988,348
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	7,800,000		7,860,278
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	b	2,027,242
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000		381,142
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,238,528
Finnish Government,
Sr. Unscd. Notes	6.95	2/15/26	25,000		31,902
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,226,038
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000		609,833
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		169,762
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	1.13	7/18/17	500,000		500,925
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000		2,495,280
International Bank for
Reconstruction and
Development, Sr. Unscd. Bonds	5.00	4/1/16	700,000		780,116
International Bank for
Reconstruction and
Development, Sr. Unsub. Notes	7.63	1/19/23	700,000		974,446
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,165,169
Italian Government,
Sr. Unscd. Notes	4.50	1/21/15	50,000		52,150
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		166,761
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,574,335
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000		557,709
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		697,718
Japan Bank for International
Cooperation, Gov't Gtd. Debs.	2.50	5/18/16	4,800,000		5,018,856
KFW,
Gov't Gtd. Notes	4.00	1/27/20	2,500,000		2,771,658
KFW,
Gov't Gtd. Notes	4.13	10/15/14	1,200,000		1,255,664
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000		4,080,856
KFW,

Gov't Gtd. Bonds	4.88	1/17/17	1,240,000		1,403,072
KFW,
Govt Gtd. Bonds	4.88	6/17/19	2,000,000		2,317,400
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000		697,687
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	2,500,000		2,633,790
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	2,100,000		2,113,276
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	5.13	2/1/17	950,000		1,081,691
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	2,000,000		2,240,000
Mexican Government,
Sr. Unscd. Debs.	5.95	3/19/19	1,200,000		1,395,000
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000		1,628,100
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000		829,500
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000		1,026,600
Petroleos Mexicanos,
Gtd. Notes	4.88	3/15/15	500,000		527,500
Petroleos Mexicanos,
Gtd. Notes	5.50	6/27/44	500,000		459,250
Petroleos Mexicanos,
Gtd. Bonds	6.00	3/5/20	500,000		561,250
Philippine Government,
Sr. Unscd. Notes	5.00	1/13/37	500,000	b	535,000
Philippine Government,
Sr. Unscd. Bonds	6.50	1/20/20	400,000		477,500
Philippine Government,
Sr. Unscd. Bonds	8.88	3/17/15	400,000		446,500
Philippine Government,
Sr. Unscd. Bonds	9.38	1/18/17	400,000		500,000
Philippine Government,
Sr. Unscd. Bonds	9.50	2/2/30	800,000		1,203,000
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,260,000
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000		1,505,000
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000		1,700,009
Province of British Columbia
Canada, Sr. Unscd. Notes,
Ser. USD2	6.50	1/15/26	925,000		1,183,784
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000		13,466
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000		630,426
Province of Ontario Canada,
Sr. Unscd. Notes	4.00	10/7/19	2,300,000		2,511,506
Province of Ontario Canada,
Sr. Unscd. Notes	4.75	1/19/16	990,000		1,085,974
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,126,372
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	700,000		752,452
Province of Quebec Canada,

Unscd. Notes	5.13	11/14/16	725,000		819,586
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		260,102
Province of Quebec Canada,
Sr. Unscd. Notes., Ser. PD	7.50	9/15/29	550,000		749,298
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000		208,710
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,229,849
South African Government,
Sr. Unscd. Bonds	6.88	5/27/19	2,100,000		2,425,500
Swedish Export Credit,
Sr. Unscd. Notes	0.63	5/31/16	600,000	b	595,369
Turkish Government,
Sr. Unscd. Notes	3.25	3/23/23	800,000	b	696,000
Turkish Government,
Sr. Unscd. Notes	4.88	4/16/43	1,000,000		837,500
Turkish Government,
Sr. Unscd. Notes	7.00	9/26/16	200,000		223,500
Turkish Government,
Sr. Unscd. Notes	7.25	3/15/15	300,000		323,250
Turkish Government,
Sr. Unscd. Notes	8.00	2/14/34	600,000		729,000
Uruguayan Government,
Sr. Unscd. Notes	7.63	3/21/36	300,000		391,500
					97,465,064
Health Care--2.3%
Abbvie,
Gtd. Notes	1.20	11/6/15	1,000,000	c	1,004,354
Abbvie,
Gtd. Notes	2.90	11/6/22	3,000,000	c	2,856,780
Aetna,
Sr. Unscd. Notes	3.95	9/1/20	1,000,000		1,045,934
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		364,556
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,082,520
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	600,000		597,309
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		457,714
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000		641,770
Baxter International,
Sr. Unscd. Notes	3.20	6/15/23	400,000		392,730
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	200,000		245,638
Becton Dickinson,
Sr. Unscd. Bonds	3.13	11/8/21	1,900,000		1,873,599
Boston Scientific,
Sr. Unscd. Bonds	6.00	1/15/20	1,700,000		1,941,335
Bristol-Myers Squibb,
Sr. Unscd. Bonds	5.88	11/15/36	425,000		497,864
Cardinal Health,
Sr. Unscd. Notes	1.70	3/15/18	600,000		584,425
Cardinal Health,
Sr. Unscd. Debs.	3.20	3/15/23	500,000		471,833
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000		276,337

Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,039,285
Covidien International Finance,
Gtd. Bonds	6.00	10/15/17	590,000		687,161
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		847,268
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		260,872
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000		2,508,989
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		860,037
GlaxoSmithKline Capital,
Gtd. Notes	6.38	5/15/38	1,000,000		1,253,860
Health Care REIT,
Sr. Unscd. Notes	5.25	1/15/22	1,400,000		1,527,653
Johnson & Johnson,
Sr. Unscd. Notes	4.95	5/15/33	170,000		191,423
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		580,601
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000		230,670
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000		1,821,014
Merck & Co.,
Sr. Unscd. Notes	0.70	5/18/16	1,000,000		998,056
Merck & Co.,
Sr. Unscd. Notes	6.40	3/1/28	150,000		186,281
Merck & Co.,
Gtd. Notes	6.50	12/1/33	680,000	a	874,804
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000		1,616,553
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000		2,910,254
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000		2,604,848
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000		544,772
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000		57,455
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000		1,495,192
St. Jude Medical,
Sr. Unscd. Notes	3.25	4/15/23	500,000		478,310
Teva Pharmaceutical Finance II,
Gtd. Notes	3.00	6/15/15	3,400,000		3,536,993
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000		101,176
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000		313,641
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,031,427
Wellpoint,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000		1,621,304
WellPoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000		1,056,258
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000		412,138
WellPoint,

Sr. Unscd. Notes	5.88	6/15/17	65,000		74,140
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000		238,670
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		251,311
Zoetis,
Sr. Unscd. Notes	1.15	2/1/16	500,000	c	499,260
Zoetis,
Sr. Unscd. Bonds	1.88	2/1/18	500,000	c	491,695
					49,538,069
Industrial--1.2%
3M,
Sr. Unscd. Debs.	5.70	3/15/37	750,000		888,579
ADT,
Sr. Unscd. Notes	2.25	7/15/17	800,000		763,554
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000		2,387,840
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.45	3/15/43	600,000		570,614
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000		769,355
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		125,801
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		132,040
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		130,155
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000		2,173,649
Caterpillar,
Sr. Unscd. Notes	6.05	8/15/36	375,000		433,576
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000		1,166,902
CSX,
Sr. Unscd. Notes	6.25	4/1/15	35,000		38,128
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000		248,460
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,141,186
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	500,000		584,007
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		528,905
Norfolk Southern,
Sr. Unscd. Notes, Ser. WI	4.84	10/1/41	1,200,000		1,193,921
Norfolk Southern,
Sr. Unscd. Bonds	5.59	5/17/25	2,000		2,237
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	1,100,000		1,420,060
Raytheon,
Sr. Unscd. Notes	7.20	8/15/27	150,000		189,656
Republic Services,
Gtd. Bonds	6.20	3/1/40	750,000		876,612
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000		377,131
Union Pacific,
Sr. Unscd. Notes	6.63	2/1/29	325,000		403,098
United Parcel Service of America,
Sr. Unscd. Notes	8.38	4/1/30	10,000	a	13,830

United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000	1,621,970
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000	529,259
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000	2,085,781
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	2,956,830
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000	771,597
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	63,232
United Technologies,
Sr. Unscd. Notes	8.75	3/1/21	50,000	67,851
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000	1,732,566
Waste Management,
Gtd. Notes	7.00	7/15/28	150,000	190,128
				26,578,510
Information Technology--.8%
Arrow Electronics,
Sr. Unscd. Notes	3.00	3/1/18	500,000	501,134
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000	495,447
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000	903,685
Ebay,
Sr. Unscd. Notes	4.00	7/15/42	700,000	599,239
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000	314,666
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	1,000,000	1,016,136
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000	1,033,968
Hewlett-Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000	627,872
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000	746,930
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000	2,118,178
International Business Machines,
Sr. Unscd. Notes	0.75	5/11/15	2,000,000	2,009,348
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000	711,183
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000	695,709
International Business Machines,
Sr. Unscd. Notes	7.00	10/30/25	225,000	294,443
International Business Machines,
Sr. Unscd. Debs.	8.38	11/1/19	300,000	403,969
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000	1,116,461
Microsoft,
Sr. Unscd. Bonds	5.20	6/1/39	688,000	764,452
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000	1,373,748
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	175,474
Oracle,

Sr. Unscd. Notes	6.50	4/15/38	500,000		634,100
					16,536,142
Materials--1.2%
Airgas,
Sr. Unscd. Notes	2.38	2/15/20	500,000		478,200
Alcoa,
Sr. Unscd. Notes	5.40	4/15/21	500,000	b	490,768
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000		635,622
Avery Dennison,
Sr. Unscd. Notes	3.35	4/15/23	1,000,000		944,421
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000		1,094,877
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000		2,041,955
CF Industries,
Gtd. Notes	3.45	6/1/23	500,000		475,148
CF Industries,
Gtd. Notes	4.95	6/1/43	500,000		469,616
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000		2,190,050
Dow Chemical,
Sr. Unscd. Notes	9.40	5/15/39	700,000		1,046,296
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		471,136
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		275,596
E.I. du Pont de Nemours & Co.,
First Mortgage Bonds	5.25	12/15/16	1,900,000		2,157,393
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000		665,930
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000		713,619
Freeport-McMoran C & G,
Sr. Unscd. Notes	3.10	3/15/20	1,500,000	c	1,377,527
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000		774,147
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000		1,995,389
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000		158,731
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	1,200,000		1,193,330
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000		955,387
Rio Tinto Alcan,
Sr. Unscd. Notes	7.25	3/15/31	350,000		429,326
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000		995,609
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	20,000		23,479
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000		1,232,758
Vale Canada,
Sr. Unscd. Debs.	7.20	9/15/32	100,000		105,225
Vale Overseas,
Gtd. Notes	4.38	1/11/22	1,200,000		1,142,730
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000		574,030

Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	893,078
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	177,951
				26,179,324
Municipal Bonds--.8%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,220,090
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	822,984
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,304,190
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,146,000
California,
GO (Various Purpose)	3.95	11/1/15	400,000	426,884
Florida Hurricane Catastrophe Fund
Finance Corporation, Bonds	2.11	7/1/18	500,000	482,430
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000	3,358,694
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,772,992
Metropolitan Transportation
Authority, Dedicated Tax Funds
Notes	7.34	11/15/39	650,000	859,612
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000	1,028,009
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Notes)	5.29	3/15/33	2,000,000	2,162,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	680,000	748,408
University of California Regents,
General Revenue	1.80	7/1/19	480,000	459,341
				16,792,054
Telecommunications--1.4%
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000	1,294,268
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000	111,499
Apple,
Sr. Unscd. Notes	0.45	5/3/16	500,000	496,329
Apple,
Sr. Unscd. Notes	1.00	5/3/18	500,000	481,525
Apple,
Sr. Unscd. Notes	2.40	5/3/23	500,000	459,661
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	2,000,000	2,066,860
AT&T,
Sr. Unscd. Notes	4.35	6/15/45	600,000	526,067
AT&T,

Sr. Unscd. Notes	5.10	9/15/14	250,000		262,628
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,523,697
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,695,274
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	654,474
BellSouth Telecommunications,
Sr. Unscd. Notes	6.38	6/1/28	550,000		615,050
BellSouth,
Sr. Unscd. Debs.	6.55	6/15/34	100,000		108,873
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		670,721
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	266,557
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,104,746
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	1,000,000		1,108,586
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		559,531
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	400,000		452,756
Deutsche Telekom International
Finance, Gtd. Notes	8.75	6/15/30	900,000	a	1,267,216
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		120,967
Koninklijke KPN,
Sr. Unscd. Notes	8.38	10/1/30	250,000		319,025
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,752,495
Orange,
Sr. Unscd. Notes	8.50	3/1/31	945,000	a	1,303,896
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000		376,973
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		327,525
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000		183,817
Telefonica Emisiones,
Gtd. Debs.	3.19	4/27/18	1,000,000		988,963
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,270,321
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	1,900,000		1,904,214
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000		1,720,134
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		604,394
Verizon Communications,
Sr. Unscd. Notes	7.75	12/1/30	690,000		902,400
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		622,467
Vodafone Group,
Sr. Unscd. Notes	6.15	2/27/37	250,000		274,115
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		160,797
Vodefone Group,

Sr. Unscd. Notes	1.50	2/19/18	500,000		484,616
					29,043,437
U.S. Government Agencies--4.7%
Federal Farm Credit Bank,
Bonds	0.54	11/7/16	500,000		495,288
Federal Farm Credit Bank,
Bonds	0.73	8/15/16	205,000		205,000
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	1,200,000		1,360,837
Federal Home Loan Bank,
Bonds	0.38	7/30/15	415,000		414,959
Federal Home Loan Bank,
Bonds	0.45	12/28/15	500,000		498,733
Federal Home Loan Bank,
Bonds	1.13	6/26/17	500,000		499,711
Federal Home Loan Bank,
Bonds	1.25	2/28/18	570,000		561,060
Federal Home Loan Bank,
Bonds	2.75	3/13/15	2,800,000		2,910,992
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000		1,130,491
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	b	2,282,016
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000	b	3,002,561
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000		362,887
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000		316,783
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000		582,198
Federal Home Loan Banks,
Bonds	5.63	6/11/21	1,200,000		1,449,661
Federal Home Loan Mortgage Corp.	4.50	10/1/40	6,423,097	d	6,776,465
Federal Home Loan Mortgage Corp.	5.00	9/18/22	3,000,000	d	3,178,594
Federal Home Loan Mortgage Corp.,
Notes	0.32	4/29/15	1,500,000	d	1,499,698
Federal Home Loan Mortgage Corp.,
Notes	0.42	9/18/15	850,000	d	849,997
Federal Home Loan Mortgage Corp.,
Notes	0.70	10/25/16	1,150,000	d	1,141,364
Federal Home Loan Mortgage Corp.,
Notes	1.00	8/27/14	4,000,000	d	4,038,152
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	3,000,000	d	2,966,151
Federal Home Loan Mortgage Corp.,
Notes	2.00	8/25/16	2,000,000	d	2,078,684
Federal Home Loan Mortgage Corp.,
Notes	2.25	3/13/20	715,000	d	709,943
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	b,d	2,529,158
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000	d	5,719,026
Federal Home Loan Mortgage Corp.,
Notes	3.06	6/14/28	135,000	d	123,102
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	d	1,759,760
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	d	2,140,821

Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	b,d	1,443,360
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	940,910
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	b,d	853,535
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	b,d	752,223
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	d	2,363,025
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,331,982
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	d	550,047
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,280,341
Federal National Mortgage
Association, Notes	0.38	12/21/15	2,500,000	b,d	2,491,673
Federal National Mortgage
Association, Notes	0.50	10/22/15	500,000	d	500,000
Federal National Mortgage
Association, Notes	0.50	11/27/15	1,800,000	d	1,798,180
Federal National Mortgage
Association, Notes	0.50	3/28/16	500,000	d	498,548
Federal National Mortgage
Association, Notes	0.52	2/26/16	750,000	d	748,075
Federal National Mortgage
Association, Notes	0.52	5/27/16	1,250,000	d	1,244,196
Federal National Mortgage
Association, Notes	0.55	2/27/15	1,000,000	d	1,002,372
Federal National Mortgage
Association, Notes	0.57	4/18/16	1,000,000	d	996,221
Federal National Mortgage
Association, Notes	0.70	5/22/17	500,000	d	488,430
Federal National Mortgage
Association, Notes	0.88	2/8/18	3,000,000	d	2,928,870
Federal National Mortgage
Association, Notes	1.00	12/28/17	750,000	d	734,603
Federal National Mortgage
Association, Notes	1.00	2/15/18	700,000	d	682,388
Federal National Mortgage
Association, Notes, Ser. 1	1.00	4/30/18	1,000,000	d	972,830
Federal National Mortgage
Association, Notes	1.13	3/28/18	415,000	d	406,041
Federal National Mortgage
Association, Notes	1.25	1/30/17	2,000,000	d	2,022,248
Federal National Mortgage
Association, Notes	1.63	10/26/15	2,700,000	d	2,769,873
Federal National Mortgage
Association, Notes	2.63	11/20/14	4,800,000	b,d	4,953,523
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	d	922,162
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000	d	1,580,131
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000	d	215,984
Federal National Mortgage
Association, Notes	5.00	3/15/16	1,240,000	d	1,381,152
Federal National Mortgage

Association, Bonds	5.00	5/11/17	1,200,000	d	1,371,907
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	d	1,394,655
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,440,435
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	d	1,741,846
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		54,992
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		709,609
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,339,378
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		789,164
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		203,702
					100,482,703
U.S. Government Agencies/Mortgage-Backed--31.8%
Federal Home Loan Mortgage Corp.:
2.50%			4,500,000	d,f	4,466,907
3.00%			5,600,000	d,f	5,408,148
4.00%			1,300,000	d,f	1,370,688
2.50%, 10/1/27 - 6/1/28			8,035,897	d	8,031,838
3.00%, 12/1/25 - 5/1/43			31,446,689	d	31,282,211
3.50%, 6/1/19 - 8/1/42			32,435,523	d	32,972,065
4.00%, 8/1/18 - 1/1/42			23,140,595	d	24,077,412
4.50%, 2/1/18 - 4/1/41			26,302,098	d	27,766,071
5.00%, 12/1/17 - 1/1/40			20,424,633	d	21,903,085
5.50%, 8/1/16 - 1/1/40			17,815,964	d	19,309,258
6.00%, 12/1/13 - 7/1/39			8,155,404	d	8,917,535
6.50%, 3/1/14 - 3/1/39			4,456,440	d	5,022,462
7.00%, 9/1/15 - 7/1/37			212,908	d	243,350
7.50%, 8/1/16 - 11/1/33			74,992	d	85,752
8.00%, 2/1/17 - 10/1/31			51,504	d	60,301
8.50%, 10/1/18 - 6/1/30			1,795	d	2,010
Federal National Mortgage Association:
2.50%			15,200,000	d,f	15,036,109
3.00%			19,800,000	d,f	19,196,720
3.50%			5,300,000	d,f	5,341,594
4.50%			3,100,000	d,f	3,285,515
2.50%, 7/1/27			5,540,938	d	5,554,561
3.00%, 10/1/26 - 6/1/43			37,553,509	d	37,201,602
3.50%, 1/20/25 - 5/1/43			46,047,650	d	46,880,072
4.00%, 9/1/18 - 2/1/42			55,859,507	d	58,458,063
4.50%, 4/1/18 - 11/1/40			40,001,477	d	42,534,247
5.00%, 11/1/17 - 6/1/40			31,743,602	d	34,241,543
5.50%, 2/1/14 - 12/1/38			20,091,101	d	21,888,556
6.00%, 3/1/14 - 11/1/38			11,965,792	d	13,111,035
6.50%, 10/1/14 - 9/1/38			3,268,404	d	3,623,285
7.00%, 3/1/14 - 3/1/38			643,405	d	719,312
7.50%, 8/1/15 - 6/1/31			97,582	d	111,325
8.00%, 6/1/15 - 8/1/30			25,459	d	29,300
8.50%, 9/1/15 - 7/1/30			9,733	d	10,277
9.00%, 10/1/30			2,130	d	2,270
Government National Mortgage Association I:
2.50%			1,000,000	f	926,563
3.00%			20,600,000	f	20,155,379
3.50%			19,200,000	f	19,542,000

4.00%	7,500,000	f	7,843,360
4.50%	11,300,000	f	12,039,796
2.00%, 10/20/42 - 6/20/43	2,519,003		2,567,390
2.50%, 2/15/28 - 1/20/43	2,644,249		2,661,726
3.00%, 7/20/42	1,454,417		1,513,877
3.50%, 3/20/41 - 2/15/42	18,069,336		18,514,278
4.00%, 2/15/41 - 3/15/41	17,668,795		18,577,014
4.50%, 1/15/19 - 2/15/41	21,988,759		23,413,500
5.00%, 1/15/17 - 4/15/40	20,089,582		21,795,350
5.50%, 9/15/20 - 11/15/38	7,138,593		7,789,439
6.00%, 10/15/13 - 4/15/39	6,824,496		7,522,778
6.50%, 2/15/24 - 2/15/39	1,384,531		1,560,599
7.00%, 2/15/22 - 8/15/32	139,192		161,484
7.50%, 10/15/14 - 11/15/30	85,434		96,684
8.00%, 2/15/17 - 3/15/32	23,527		27,649
8.25%, 6/15/27	2,083		2,246
8.50%, 10/15/26	10,298		12,013
9.00%, 2/15/22 - 2/15/23	9,640		9,914
Government National Mortgage Association II:
3.00%, 11/20/27 - 3/20/43	10,788,278		10,779,120
3.50%, 5/20/34 - 4/20/43	3,967,370		4,044,752
5.50%, 7/20/38 - 11/20/42	954,481		1,043,705
6.50%, 2/20/28	1,079		1,264
8.50%, 7/20/25	944		1,098
Federal Home Loan Mortgage Corp.:
2.18%, 2/1/35	437,634	a,d	462,494
2.25%, 6/1/35	5,910	a,d	6,256
2.38%, 4/1/36	158,505	a,d	166,083
2.40%, 6/1/36	8,446	a,d	8,465
2.43%, 2/1/34	216,294	a,d	229,100
2.51%, 3/1/37	108,529	a,d	115,118
2.53%, 12/1/34	34,008	a,d	35,846
2.56%, 8/1/37	109,429	a,d	116,983
2.63%, 4/1/33	14,842	a,d	15,739
2.72%, 3/1/36	8,841	a,d	9,386
2.75%, 12/1/34	20,097	a,d	21,348
2.90%, 8/1/35	150,534	a,d	159,372
4.67%, 6/1/34	6,921	a,d	7,387
5.21%, 8/1/34	4,834	a,d	5,172
5.23%, 11/1/33	5,279	a,d	5,563
Federal National Mortgage Association:
2.25%, 6/1/34	211,777	a,d	224,932
2.25%, 12/1/35	10,031	a,d	10,528
2.26%, 11/1/36	151,810	a,d	159,705
2.32%, 12/1/36	27,493	a,d	27,893
2.34%, 2/1/37	4,186	a,d	4,457
2.39%, 5/1/33	6,534	a,d	6,675
2.40%, 11/1/32	13,988	a,d	14,798
2.41%, 1/1/35	211,630	a,d	227,295
2.44%, 11/1/36	32,477	a,d	34,412
2.48%, 9/1/33	7,076	a,d	7,434
2.52%, 3/1/34	219,944	a,d	234,078
2.58%, 6/1/34	58,084	a,d	62,058
2.61%, 3/1/37	57,772	a,d	61,315
2.62%, 10/1/34	17,977	a,d	19,044
2.66%, 8/1/35	71,523	a,d	76,135
2.67%, 2/1/37	181,695	a,d	194,011
2.72%, 9/1/35	393,917	a,d	420,818
2.94%, 9/1/33	23,346	a,d	24,856

4.96%, 1/1/35	10,482	a,d	11,078
5.21%, 6/1/35	21,323	a,d	22,905
5.23%, 11/1/35	3,616	a,d	3,892
			683,960,088
U.S. Government Securities--36.1%
U.S. Treasury Bonds:
2.75%, 8/15/42	9,200,000	b	7,727,282
2.75%, 11/15/42	7,377,000		6,186,883
2.88%, 5/15/43	2,900,000	b	2,496,265
3.00%, 5/15/42	8,100,000	b	7,191,917
3.13%, 11/15/41	7,750,000		7,079,145
3.13%, 2/15/42	8,020,000	b	7,315,114
3.13%, 2/15/43	4,850,000	b	4,405,163
3.75%, 8/15/41	5,415,000	b	5,573,643
3.88%, 8/15/40	1,500,000	b	1,582,032
4.25%, 11/15/40	1,010,000		1,133,094
4.38%, 5/15/40	2,775,000	b	3,176,726
4.38%, 5/15/41	4,800,000	b	5,492,626
4.75%, 2/15/41	1,950,000	b	2,365,137
6.00%, 2/15/26	20,000	b	26,508
6.13%, 11/15/27	6,414,000		8,669,926
6.25%, 8/15/23	3,806,000	b	5,055,437
6.50%, 11/15/26	770,000	b	1,068,255
6.63%, 2/15/27	800,000	b	1,123,313
6.88%, 8/15/25	300,000		424,266
7.13%, 2/15/23	1,690,000		2,363,360
7.25%, 8/15/22	870,000		1,217,796
7.50%, 11/15/24	1,485,000	b	2,176,918
7.88%, 2/15/21	805,000		1,133,069
8.00%, 11/15/21	3,770,000		5,421,878
8.13%, 8/15/19	2,050,000		2,813,465
8.13%, 5/15/21	1,500,000		2,150,274
8.75%, 5/15/17	2,395,000		3,093,667
8.88%, 8/15/17	2,725,000	b	3,573,581
9.00%, 11/15/18	660,000		915,054
U.S. Treasury Notes:
0.25%, 8/31/14	6,000,000	b	6,006,330
0.25%, 9/15/14	730,000		730,756
0.25%, 9/30/14	12,800,000	b	12,813,248
0.25%, 12/15/14	16,800,000	b	16,814,112
0.25%, 5/15/15	4,610,000		4,608,018
0.25%, 7/15/15	7,440,000		7,431,570
0.25%, 8/15/15	6,900,000		6,888,946
0.25%, 9/15/15	7,944,000		7,926,936
0.25%, 10/15/15	4,300,000		4,288,579
0.25%, 12/15/15	12,500,000		12,451,662
0.25%, 4/15/16	8,755,000		8,693,785
0.25%, 5/15/16	7,945,000		7,881,376
0.38%, 4/15/15	7,604,000		7,619,147
0.38%, 6/15/15	8,000,000		8,012,816
0.38%, 11/15/15	9,550,000		9,545,893
0.38%, 1/15/16	7,160,000		7,148,530
0.38%, 2/15/16	8,300,000		8,280,545
0.38%, 3/15/16	7,500,000		7,478,025
0.50%, 7/31/17	4,490,000		4,395,113
0.63%, 8/31/17	11,700,000		11,490,219
0.63%, 9/30/17	7,800,000	b	7,645,521
0.63%, 11/30/17	40,000		39,083
0.63%, 4/30/18	8,694,000	b	8,417,896

0.75%, 6/30/17	9,387,000		9,295,327
0.75%, 10/31/17	7,600,000	b	7,476,500
0.75%, 12/31/17	100,000	b	98,059
0.75%, 2/28/18	7,320,000		7,155,585
0.75%, 3/31/18	7,300,000	b	7,121,778
0.88%, 1/31/18	776,000		763,754
1.00%, 8/31/16	3,600,000		3,637,829
1.00%, 9/30/16	9,000,000	b	9,088,947
1.00%, 10/31/16	3,136,000	b	3,164,418
1.00%, 3/31/17	9,000,000	b	9,032,346
1.00%, 5/31/18	8,400,000	b	8,266,457
1.00%, 8/31/19	3,200,000	b	3,061,251
1.00%, 11/30/19	7,300,000	b	6,940,701
1.25%, 8/31/15	8,017,000		8,169,820
1.25%, 9/30/15	9,000,000	b	9,175,077
1.25%, 10/31/15	7,856,000		8,010,355
1.25%, 1/31/19	6,105,000		6,004,841
1.38%, 11/30/15	5,820,000	b	5,950,950
1.38%, 6/30/18	8,415,000	b	8,417,297
1.38%, 7/31/18	8,200,000		8,197,761
1.38%, 9/30/18	6,700,000		6,675,920
1.38%, 11/30/18	5,600,000	b	5,564,126
1.38%, 12/31/18	6,100,000	b	6,049,486
1.38%, 2/28/19	1,655,000		1,636,639
1.50%, 8/31/18	5,880,000		5,904,349
1.63%, 8/15/22	3,410,000	b	3,175,031
1.63%, 11/15/22	6,860,000		6,350,858
1.75%, 5/31/16	3,500,000	b	3,617,033
1.75%, 10/31/18	5,400,000		5,476,783
1.75%, 5/15/22	6,474,000	b	6,126,780
1.75%, 5/15/23	12,571,000	b	11,660,583
1.88%, 8/31/17	4,542,000		4,688,729
1.88%, 9/30/17	5,570,000		5,744,497
2.00%, 1/31/16	12,000,000	b	12,463,596
2.00%, 4/30/16	8,625,000		8,970,673
2.00%, 11/15/21	2,430,000	b	2,372,382
2.00%, 2/15/22	6,760,000	b	6,566,705
2.00%, 2/15/23	13,210,000	b	12,594,388
2.13%, 11/30/14	2,650,000	b	2,718,320
2.13%, 5/31/15	7,494,000	b	7,745,169
2.13%, 8/15/21	10,605,000	b	10,500,191
2.25%, 1/31/15	21,391,000	b	22,042,762
2.25%, 3/31/16	60,000		62,798
2.38%, 8/31/14	3,358,000	b	3,438,407
2.38%, 10/31/14	13,145,000		13,504,687
2.38%, 2/28/15	1,260,000		1,302,698
2.38%, 3/31/16	1,753,000	b	1,840,513
2.50%, 3/31/15	5,278,000		5,475,513
2.50%, 4/30/15	8,650,000	b	8,986,373
2.50%, 6/30/17	8,520,000	b	9,013,564
2.63%, 12/31/14	19,400,000		20,066,875
2.63%, 8/15/20	8,270,000	b	8,615,984
2.63%, 11/15/20	7,011,000	b	7,283,223
2.75%, 5/31/17	8,600,000	b	9,179,829
3.00%, 8/31/16	2,700,000	b	2,892,901
3.00%, 9/30/16	4,560,000		4,889,711
3.00%, 2/28/17	9,500,000	b	10,216,955
3.13%, 10/31/16	5,000,000	b	5,385,155
3.13%, 1/31/17	1,800,000	b	1,942,454

3.13%, 4/30/17			2,830,000		3,058,610
3.13%, 5/15/21			9,750,000		10,415,359
3.25%, 5/31/16			1,540,000		1,656,703
3.25%, 6/30/16			4,600,000		4,954,343
3.25%, 7/31/16			5,100,000	b	5,498,835
3.25%, 12/31/16			4,700,000	b	5,088,483
3.25%, 3/31/17			3,000,000		3,254,532
3.50%, 5/15/20			9,120,000	b	10,050,523
3.63%, 2/15/20			6,200,000	b	6,890,717
3.63%, 2/15/21			6,680,000		7,390,011
3.75%, 11/15/18			750,000		837,158
4.00%, 2/15/15			8,400,000		8,886,940
4.13%, 5/15/15			2,000,000		2,136,876
4.25%, 8/15/14			2,700,000		2,814,750
4.25%, 11/15/14			6,462,000	b	6,799,866
4.25%, 8/15/15			1,305,000	b	1,408,890
4.50%, 11/15/15			3,800,000	b	4,154,764
4.50%, 2/15/16			425,000		468,264
4.50%, 5/15/17			1,800,000		2,037,726
4.63%, 11/15/16			2,000,000		2,252,032
4.63%, 2/15/17			2,252,000		2,548,719
4.75%, 8/15/17			2,300,000	b	2,638,171
4.88%, 8/15/16			90,000		101,464
					776,675,329
Utilities--1.8%
AEP Texas Central Transition
Funding, Sr. Scd. Notes,
Ser. A-4	5.17	1/1/20	250,000		280,684
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000		164,920
Commonwealth Edison,
First Mortgage Notes	5.90	3/15/36	971,000		1,161,066
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000		193,939
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		701,710
Consolidated Edison of New York,
Sr. Unscd. Bonds., Ser. 06-B	6.20	6/15/36	200,000		243,028
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000		226,322
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000		2,245,270
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		118,777
Duke Energy Carolinas,
First Mortgage Notes	4.00	9/30/42	500,000		461,140
Duke Energy Carolinas,
First Mortgage Bonds	5.30	2/15/40	1,700,000		1,900,923
Duke Energy Florida
First Mortgage Bonds	6.40	6/15/38	1,000,000		1,254,551
FirstEnergy,
Sr. Unscd. Notes, Ser. A	2.75	3/15/18	500,000		484,640
FirstEnergy,
Sr. Unscd. Notes, Ser. B	4.25	3/15/23	500,000		457,357
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	555,000		561,323
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000		1,265,272
Georgia Power,

Sr. Unscd. Bonds	4.30	3/15/42	1,300,000	1,216,682
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,765,231
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	31,111
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	896,510
MidAmerican Energy Holdings,
Sr. Unscd. Notes	6.13	4/1/36	500,000	579,458
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,873,252
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	1,993,784
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	9/1/22	170,000	212,622
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	315,298
Pacific Gas & Electric,
Sr. Unscd. Notes	6.05	3/1/34	465,000	554,058
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.25	3/1/39	750,000	914,255
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,203,818
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	382,583
PPL Capital Funding,
Gtd. Notes	4.70	6/1/43	400,000	371,548
PPL Electric Utilities,
First Mortgage Notes	4.75	7/15/43	1,000,000	1,049,360
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	625,789
Public Service Colorado,
First Mortgage Notes	3.20	11/15/20	1,500,000	1,537,397
Public Service Electric & Gas,
Scd. Debs., Ser. D	5.25	7/1/35	230,000	255,234
South Carolina Electric & Gas,
First Mortgage Notes	6.63	2/1/32	200,000	245,527
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	1,498,083
Southern California Edison,
First Mortgage Bonds, Ser. 08-A	5.95	2/1/38	70,000	85,447
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	554,402
Southern California Gas,
First Mortgage Notes, Ser. HH	5.45	4/15/18	100,000	115,692
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	2,149,506
SouthWestern Electric Power,
Sr. Unscd. Bonds, Ser. F	5.88	3/1/18	150,000	171,280
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000	1,752,777
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000	980,105
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	474,286
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	554,525
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000	771,798

		37,852,340
Total Bonds and Notes
(cost $2,151,069,349)		2,195,988,617

Other Investment--2.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $62,935,525)	62,935,525 [g]	62,935,525
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,188,913)	12,188,913 [g]	12,188,913
Total Investments (cost $2,226,193,787)	105.6%	2,271,113,055
Liabilities, Less Cash and Receivables	(5.6%)	(121,300,351)
Net Assets	100.0%	2,149,812,704

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was $392,010,380 and the value of the collateral held by the fund was $413,661,630, consisting of cash collateral of $12,188,913 and
U.S. Government and Agency securities valued at $401,472,717.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $6,229,616 or 0.3% of net assets.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $44,483,776 of which $75,825,417 related to appreciated investment securities and $31,341,641 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	72.6
Corporate Bonds	22.2
Foreign/Governmental	4.5
Money Market Investments	3.5
Commercial Mortgage-Baked	1.7
Municipal Bonds	.8
Asset-Backed	.3
105.6

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
July 31, 2013 (Unaudited)
	Principal
Bonds and Notes	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.:
3.00%	4,800,000	a	4,932,750
3.50%	6,100,000	a,b	6,206,547
4.00%	2,800,000	a	2,904,891
4.50%	7,500,000	a	7,916,015
5.00%	2,000,000	a	2,144,219
5.50%	5,000,000	a	5,438,792

Federal National Mortgage Association:
3.00%	300,000	a	308,766
3.50%	500,000	a	524,297
4.00%	13,700,000	a,b	14,418,296
4.50%	650,000	a,b	691,844
5.00%	5,600,000	a,b	6,039,033

government national mortgage association:
3.50%	5,300,000		5,401,859
4.00%	2,500,000		2,610,410
4.50%	3,400,000		3,607,465
5.00%	1,000,000		1,080,156
5.50%	1,500,000		1,634,297

Total Securities Sold Short			65,859,637
(proceeds $65,424,145)

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[b]	Sold on a delayed delivery basis.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	7,295,127	-	7,295,127
Commercial Mortgage-Backed	-	35,954,115	-	35,954,115
Corporate Bonds+	-	477,364,137	-	477,364,137
Foreign Government	-	97,465,064	-	97,465,064
Municipal Bonds	-	16,792,054	-	16,792,054
Mutual Funds	75,124,438	-	-	75,124,438
U.S. Government Agencies/Mortgage-Backed	-	784,442,791	-	784,442,791
U.S. Treasury	-	776,675,329	-	776,675,329
Liabilities ($)
Securities Sold Short:
U.S. Government Agencies/Mortgage Backed	-	(65,859,637)	-	(65,859,637)

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2013 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--1.5%
BorgWarner	54,270		5,178,986
Delphi Automotive	65,530		3,520,272
			8,699,258
Banks--2.7%
Regions Financial	454,280		4,547,343
Wells Fargo & Co.	246,500		10,722,750
			15,270,093
Capital Goods--5.5%
Cummins	34,950		4,235,590
Eaton	79,180		5,459,461
Fluor	75,160		4,702,010
General Electric	499,930		12,183,294
Ingersoll-Rand	81,130		4,952,987
			31,533,342
Commercial & Professional Services--1.8%
Robert Half International	142,570		5,309,307
Tyco International	150,690		5,245,519
			10,554,826
Consumer Durables & Apparel--1.7%
NIKE, Cl. B	103,040		6,483,277
PVH	25,690		3,385,685
			9,868,962
Consumer Services--1.2%
Starbucks	99,740		7,105,478
Diversified Financials--9.6%
Affiliated Managers Group	16,722	a	3,015,813
Ameriprise Financial	56,580		5,035,620
Bank of America	765,450		11,175,570
Capital One Financial	76,830		5,302,807
Citigroup	179,010		9,333,581
JPMorgan Chase & Co.	280,110		15,610,530
NASDAQ OMX Group	174,070		5,639,868
			55,113,789
Energy--10.3%
Anadarko Petroleum	50,470		4,467,604
Apache	73,570		5,903,992
Chevron	155,920		19,628,769
EOG Resources	43,640		6,349,184
National Oilwell Varco	57,620		4,043,195
Occidental Petroleum	100,210		8,923,700
Schlumberger	119,370		9,708,362

			59,024,806
Exchange-Traded Funds--.5%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	15,630		2,636,937
Food & Staples Retailing--3.0%
CVS Caremark	132,520		8,148,655
Wal-Mart Stores	119,120		9,284,213
			17,432,868
Food, Beverage & Tobacco--8.8%
Archer-Daniels-Midland	104,410		3,807,833
Beam	69,860		4,540,201
Lorillard	120,450		5,122,738
PepsiCo	222,350		18,575,119
Philip Morris International	93,880		8,372,218
Unilever, ADR	248,270		10,087,210
			50,505,319
Health Care Equipment & Services--5.1%
Cigna	73,710		5,736,849
Express Scripts Holding	104,470	a	6,848,008
HCA Holdings	112,640		4,392,960
McKesson	46,080		5,652,173
Medtronic	115,120		6,359,229
			28,989,219
Insurance--2.6%
American International Group	117,480	a	5,346,515
Chubb	48,860		4,226,390
Hartford Financial Services Group	174,280		5,378,281
			14,951,186
Materials--3.4%
International Paper	105,080		5,076,415
LyondellBasell Industries, Cl. A	87,670		6,023,806
Monsanto	86,610		8,555,336
			19,655,557
Media--3.0%
AMC Networks, Cl. A	45,570	a	3,110,608
CBS, Cl. B	107,920		5,702,493
Walt Disney	132,370		8,557,720
			17,370,821
Pharmaceuticals, Biotech & Life Sciences--9.4%
Gilead Sciences	122,330	a	7,517,179
Johnson & Johnson	203,450		19,022,575
Pfizer	686,004		20,051,897
Sanofi, ADR	145,410		7,485,707
			54,077,358
Real Estate--.9%
CBRE Group, Cl. A	226,520	a	5,248,468
Retailing--2.6%

Best Buy	210,270		6,327,024
Kohl's	76,050		4,029,129
Macy's	90,280		4,364,135
			14,720,288
Semiconductors & Semiconductor Equipment--2.4%
Applied Materials	195,040		3,181,102
Texas Instruments	121,820		4,775,344
Xilinx	121,970		5,694,779
			13,651,225
Software & Services--7.2%
Alliance Data Systems	35,340	a,b	6,989,545
Cognizant Technology Solutions,
Cl. A	63,580	a	4,602,556
Google, Cl. A	14,560	a	12,923,456
International Business Machines	16,120		3,144,045
Oracle	191,640		6,199,554
Visa, Cl. A	41,200		7,292,812
			41,151,968
Technology Hardware & Equipment--13.1%
Amphenol, Cl. A	68,610		5,390,002
Apple	37,070		16,774,175
Ciena	442,620	a	9,764,197
Cisco Systems	448,940		11,470,417
EMC	510,720		13,355,328
Juniper Networks	193,050	a	4,183,394
NetApp	116,480	b	4,789,658
QUALCOMM	98,060		6,329,773
Vishay Intertechnology	198,570	a,b	2,857,422
			74,914,366
Transportation--3.4%
FedEx	90,730		9,617,380
Union Pacific	60,150		9,539,189
			19,156,569
Total Common Stocks
(cost $444,205,133)			571,632,703

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $359,163)	359,163 [c]	359,163
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $258,192)	258,192 [c]	258,192
Total Investments (cost $444,822,488)	99.9%	572,250,058
Cash and Receivables (Net)	.1%	855,062
Net Assets	100.0%	573,105,120

ADR -- American Depository Receipts
ETF -- Exchange Traded Funds

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was $13,172,963 and the value of the collateral held by the fund was $13,308,089, consisting of cash collateral of $258,192 and U.S. Government and agency securities valued at $13,049,897.
c Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $127,427,570 of which $128,344,857 related to appreciated investment securities and $917,287 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Technology Hardware & Equipment	13.1
Energy	10.3
Diversified Financials	9.6
Pharmaceuticals, Biotech & Life Sciences	9.4
Food, Beverage & Tobacco	8.8
Software & Services	7.2
Capital Goods	5.5
Health Care Equipment & Services	5.1
Materials	3.4
Transportation	3.4
Food & Staples Retailing	3.0
Media	3.0
Banks	2.7
Insurance	2.6
Retailing	2.6
Semiconductors & Semiconductor Equipment	2.4

Commercial & Professional Services	1.8
Consumer Durables & Apparel	1.7
Automobiles & Components	1.5
Consumer Services	1.2
Real Estate	.9
Exchange-Traded Funds	.5
Money Market Investments	.2
99.9

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	551,422,849	-	-	551,422,849
Equity Securities - Foreign Common Stocks+	17,572,917	-	-	17,572,917
Exchange-Traded Funds	2,636,937	-	-	2,636,937
Mutual Funds	617,355	-	-	617,355

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--18.8%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.23%, 8/8/13	8,000,000		8,000,000
Mizuho Corporate Bank (Yankee)
0.22%, 10/15/13	8,000,000		8,000,000
Norinchukin Bank (Yankee)
0.24%, 8/15/13	8,000,000		8,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23%, 8/13/13	9,000,000	a	9,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.23%, 8/28/13	8,000,000	a	8,000,000
Total Negotiable Bank Certificates of Deposit
(cost $41,000,000)			41,000,000
Commercial Paper--27.3%
ASB Finance Ltd.
0.32%, 9/12/13	5,000,000	a,b	5,000,000
Barclays U.S. Funding
0.19%, 8/22/13	8,000,000		7,999,113
BNP Paribas Finance Inc.
0.15%, 8/29/13	5,000,000		4,999,417
General Electric Capital Corp.
0.22%, 12/9/13	8,000,000		7,993,645
National Australia Funding (DE) Inc.
0.22%, 8/16/13	8,000,000	a,b	8,000,000
RBS Holdings USA Inc.
0.12%, 8/1/13	7,000,000		7,000,000
Skandinaviska Enskilda Banken
0.20%, 9/5/13	5,000,000	a	4,999,028
Toyota Motor Credit Corp.
0.24%, 12/24/13	8,000,000		7,992,267
Westpac Banking Corp.
0.31%, 10/22/13	6,000,000	a,b	6,000,108
Total Commercial Paper
(cost $59,983,578)			59,983,578
Asset-Backed Commercial Paper--15.1%
Collateralized Commercial Paper Program Co., LLC
0.30%, 11/4/13	10,000,000		9,992,083
FCAR Owner Trust, Ser. II
0.21%, 9/4/13	8,000,000		7,998,413
Metlife Short Term Funding LLC
0.16%, 10/1/13	5,000,000	a	4,998,644
Northern Pines Funding LLC
0.40%, 9/3/13	10,000,000	a	9,996,333
Total Asset-Backed Commercial Paper
(cost $32,985,473)			32,985,473
Time Deposits--6.4%
Credit Agricole (Grand Cayman)
0.10%, 8/1/13	7,000,000		7,000,000

Natixis New York (Grand Cayman)
0.10%, 8/1/13	7,000,000	7,000,000
Total Time Deposits
(cost $14,000,000)		14,000,000
U.S. Government Agency--4.6%
Federal Home Loan Bank
0.00%, 8/1/13
(cost $10,000,000)	10,000,000	10,000,000
U.S. Treasury Notes--13.8%
0.06% - 0.07%, 10/31/13 - 2/28/14
(cost $30,063,191)	30,000,000	30,063,191
Repurchase Agreements--13.7%
Goldman, Sachs & Co.
0.03%, dated 7/31/13, due 8/1/13 in the amount of
$20,000,017 (fully collateralized by $19,884,300 U.S.
Treasury Notes, 1.50%, due 7/31/16, value $20,400,059)	20,000,000	20,000,000
TD Securities (USA) LLC
0.05%, dated 7/31/13, due 8/1/13 in the amount of
$10,000,014 (fully collateralized by $10,188,500 U.S.
Treasury Notes, 0.63%, due 7/15/16, value $10,200,031)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $30,000,000)		30,000,000
Total Investments (cost $218,032,242)	99.7%	218,032,242
Cash and Receivables (Net)	.3%	605,784
Net Assets	100.0%	218,638,026

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities amounted to $55,994,113 or 25.6% of net assets.
b Variable rate security--interest rate subject to periodic change.

At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	218,032,242
Level 3 - Significant Unobservable Inputs	-
Total	218,032,242

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves

July 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.5%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)	0.21	8/7/13	5,000,000	a	5,000,000

Alaska--.2%
Alaska Municipal Bond Bank,
GO Notes	3.00	12/1/13	765,000		771,899

Arizona--4.4%
Phoenix Industrial Development
Authority, MFHR, Refunding
(Copper Palms Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.06	8/7/13	4,650,000	a	4,650,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.10	8/7/13	10,050,000	a	10,050,000

Colorado--2.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(Naropa University Project)
(LOC; Wells Fargo Bank)	0.16	8/7/13	955,000	a,b	955,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.16	8/7/13	1,425,000	a,b	1,425,000
Colorado Housing and Finance
Authority,
Multi-Family/Project Bonds
(Liquidity Facility; FHLB)	0.05	8/7/13	2,055,000	a	2,055,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.21	8/7/13	1,155,000	a,b	1,155,000
Colorado Water Resources and Power
Development Authority,
Wastewater Revolving Fund
Revenue, Refunding	5.00	9/1/13	100,000		100,388
Gateway Regional Metropolitan
District, Limited Tax
Improvement GO Notes,
Refunding (LOC; Wells Fargo
Bank)	0.16	8/7/13	2,140,000	a	2,140,000

Connecticut--5.5%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.14	8/7/13	5,000,000	a,b	5,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wells Fargo Bank)	0.14	8/7/13	1,600,000	a,b	1,600,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.14	8/7/13	6,025,000	a,b	6,025,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Trust)	0.11	8/7/13	5,685,000	a	5,685,000

District of Columbia--.8%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.13	8/7/13	1,465,000	a	1,465,000
District of Columbia,
Revenue (Hogar Hispano, Inc.
Issue) (LOC; Bank of America)	0.13	8/7/13	1,300,000	a	1,300,000

Florida--6.9%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.21	8/7/13	840,000	a,b	840,000
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.25	1/15/14	500,000		511,298
Hillsborough Community College
Foundation, Inc., Student
Housing Revenue (LOC; Bank of
Montreal)	0.05	8/7/13	4,155,000	a,b	4,155,000
Hillsborough County Industrial
Development Authority, Revenue
(Independent Day School
Project) (LOC; Bank of America)	0.33	8/7/13	1,300,000	a,b	1,300,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.16	8/7/13	1,215,000	a,b	1,215,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industries, Inc. Project) (LOC;
Wells Fargo Bank)	0.16	8/7/13	440,000	a	440,000
Palm Beach County,
Public Improvement Revenue
(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust (Series
DB-184) (Liquidity Facility;
Deutsche Bank AG and LOC;

Deutsche Bank AG)	0.16	8/7/13	3,935,000 a,c,d		3,935,000
Sarasota County Health Facilities
Authority, Health Care
Facilities Revenue (Bay
Village of Sarasota, Inc.
Project) (LOC; Bank of America)	0.23	8/7/13	5,000,000	a	5,000,000
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.04	8/1/13	5,675,000	a	5,675,000

Idaho--.9%
Idaho Housing and Finance
Association, MFHR (Traditions
at Boise Apartments Project)
(LOC; FHLB)	0.06	8/7/13	2,900,000	a	2,900,000

Illinois--6.8%
Galesburg,
Revenue (Knox College Project)
(LOC; PNC Bank NA)	0.07	8/7/13	3,100,000	a,b	3,100,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.16	8/7/13	2,900,000	a	2,900,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit
High School Project) (LOC;
JPMorgan Chase Bank)	0.16	8/7/13	1,765,000	a,b	1,765,000
Illinois Finance Authority,
Revenue (Robert Morris
College) (LOC; JPMorgan Chase
Bank)	0.08	8/7/13	7,590,000	a,b	7,590,000
Illinois Finance Authority,
Revenue (Village of Oak Park
Residence Corporation Project)
(LOC; PNC Bank NA)	0.07	8/7/13	4,300,000	a	4,300,000
Lake Villa,
Revenue (The Allendale
Association Project) (LOC;
Wells Fargo Bank)	0.08	8/7/13	3,030,000	a	3,030,000

Indiana--1.5%
East Porter County School
Building, First Mortgage
Bonds, Refunding (Deutsche
Bank Spears/Lifers Trust
Series DB-144) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	8/7/13	5,065,000 a,b,c,d		5,065,000

Iowa--3.7%
Des Moines,
GO Refunding Capital Loan Notes	5.00	6/1/14	2,000,000		2,078,904
Iowa Finance Authority,
Educational Facilities Revenue
(Graceland University Project)

(LOC; Bank of America)	0.11	8/7/13	5,370,000	a,b	5,370,000
Iowa Finance Authority,
Revenue (YMCA and
Rehabilitation Center Project)
(LOC; Bank of America)	0.14	8/7/13	4,685,000	a	4,685,000

Kansas--.2%
Wamego,
PCR, Refunding (UtiliCorp
United Inc. Project) (LOC;
Bank of America)	0.15	8/7/13	500,000	a	500,000

Kentucky--2.3%
Breckinridge County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.07	8/7/13	2,235,000	a	2,235,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	4,500,000		4,505,103
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.30	8/7/13	900,000	a	900,000

Louisiana--4.1%
Louisiana,
GO Notes, Refunding	5.00	8/1/13	475,000		475,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.13	8/7/13	3,650,000	a	3,650,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.04	8/1/13	9,500,000	a	9,500,000

Maryland--6.1%
Baltimore County,
Consolidated Public
Improvement GO Notes, Refunding	5.00	8/1/13	300,000		300,000
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.11	8/7/13	3,255,000	a	3,255,000
Maryland,
GO Notes (State and Local
Facilities Loan)	3.00	8/15/13	900,000		900,893
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.50	2/1/14	170,000		174,291
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of

Maryland Project) (LOC; Bank
of America)	0.24	8/7/13	5,910,000	a	5,910,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Stella
Maris Issue) (LOC; M&T Trust)	0.08	8/7/13	9,695,000	a	9,695,000

Massachusetts--1.4%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Citibank NA)	0.11	8/7/13	1,700,000	a	1,700,000
Springfield,
GO Notes, BAN	1.00	2/14/14	2,837,644		2,847,007

Minnesota--1.0%
Mendota Heights,
MFHR, Refunding (Lexington
Heights Apartments Project)
(LOC; Wells Fargo Bank)	0.16	8/7/13	1,365,000	a	1,365,000
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.18	8/7/13	1,800,000	a	1,800,000

Missouri--2.2%
Independence Industrial
Development Authority,
Industrial Revenue (The Groves
and Graceland College Nursing
Arts Center Projects) (LOC;
Bank of America)	0.23	8/7/13	345,000	a	345,000
Kirkwood Industrial Development
Authority, Revenue (Concordia
Lutheran Church Community
Recreational Facilities
Project) (LOC; Bank of America)	0.30	8/7/13	1,140,000	a	1,140,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.10	8/7/13	4,750,000	a	4,750,000
Saint Louis Parking Commission
Finance Corporation, Parking
Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.23	8/7/13	1,165,000	a	1,165,000

Nevada--1.4%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/14	1,200,000		1,218,063
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.19	8/7/13	3,400,000 a,b,c,d		3,400,000

New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.06	8/1/13	2,125,000	a	2,125,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.06	8/1/13	5,900,000	a,b	5,900,000

New Jersey--7.1%
East Brunswick Township,
GO Notes, BAN	1.25	8/6/13	2,659,000		2,659,235
Kearny Board of Education,
GO Notes, GAN	1.25	10/11/13	1,500,000	b	1,501,010
Little Ferry Borough,
Special Emergency Note	1.00	11/15/13	3,000,000		3,002,159
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC; Wells
Fargo Bank)	0.16	8/7/13	1,310,000	a,b	1,310,000
Pompton Lakes Borough,
GO Notes, TAN	1.25	2/21/14	2,500,000		2,510,337
Rahway,
GO Notes, BAN	1.25	8/9/13	2,268,000		2,268,321
Rahway,
GO Notes, BAN	1.25	10/2/13	2,355,000		2,357,262
West Milford Township,
GO Notes, BAN and Special
Emergency Notes	1.00	10/4/13	3,862,000		3,864,688
Wood-Ridge Borough,
GO Notes, BAN	1.00	8/19/13	4,000,000		4,000,991

New Mexico--.7%
Santa Fe County,
Education Facility Revenue
(Archdiocese of Santa Fe
School Project) (LOC; U.S.
Bank NA)	0.21	8/7/13	2,400,000	a,b	2,400,000

New York--6.5%
Chappaqua Central School District,
GO Notes, TAN	1.00	6/27/14	4,000,000	b	4,017,939
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.11	8/7/13	5,905,000	a	5,905,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.11	8/7/13	4,200,000	a	4,200,000
New York State Housing Finance
Agency, Housing Revenue

Citibank NA)	0.08	8/7/13	4,535,000	a	4,535,000
Northern Adirondack Central School
District at Ellenburg, GO
Notes, BAN	2.00	6/26/14	2,750,866	b	2,787,177

North Carolina--.3%
North Carolina Capital Facilities
Finance Agency, Revenue (Elon
College) (LOC; U.S. Bank NA)	0.10	8/7/13	1,075,000	a,b	1,075,000

Ohio--1.8%
Dayton City School District,
School Facilities Construction
and Improvement Unlimited Tax
GO Notes, Refunding	0.75	10/15/13	2,000,000	b	2,001,836
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	3,850,000		3,852,368

Oregon--.9%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Oregon Baptist
Retirement Homes Project)
(LOC; U.S. Bank NA)	0.08	8/7/13	3,025,000	a	3,025,000

Pennsylvania--5.7%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.08	8/7/13	810,000	a	810,000
Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank NA)	0.08	8/7/13	1,615,000	a,b	1,615,000
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC; PNC
Bank NA)	0.14	8/7/13	505,000	a	505,000
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC; U.S.
Bank NA)	0.08	8/7/13	1,940,000	a	1,940,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1021)
(Pennsylvania Higher Education
Facilities Authority, Revenue
(Student Association, Inc.
Student Housing Project at
California University of
Pennsylvania)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	8/7/13	4,890,000 a,b,c,d		4,890,000
Erie County Hospital Authority,
Revenue (Mercy Terrace

Apartments Project) (LOC; PNC
Bank NA)	0.14	8/7/13	475,000	a	475,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.25	8/7/13	435,000	a	435,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.14	8/7/13	775,000	a,b	775,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.14	8/7/13	1,000,000	a	1,000,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.16	8/7/13	500,000	a,b	500,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank NA)	0.08	8/7/13	2,300,000	a,b	2,300,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Thomas
Jefferson University Hospital
Project) (LOC; TD Bank)	0.16	8/7/13	785,000	a	785,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.16	8/7/13	2,845,000	a	2,845,000

Tennessee--4.9%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.06	8/7/13	14,600,000	a	14,600,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.12	8/7/13	1,555,000	a	1,555,000

Texas--10.9%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.14	8/7/13	9,000,000	a	9,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-548) (Austin,
Revenue, Refunding (Town Lake
Park Community Events Center
Venue Project)) (Liquidity

Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	8/7/13	5,080,000 a,c,d		5,080,000
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)
(Citigroup ROCS, Series RR II
R-11821) (Liquidity Facility;
Citibank NA)	0.12	8/7/13	5,250,000 a,c,d		5,250,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	6,900,000		6,900,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	9/25/13	1,000,000		1,000,000
Lower Colorado River Authority,
Revenue, CP (Lower Colorado
River Authority Transportation
Services Corporation)
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	10/3/13	5,000,000		5,000,000
Splendora Higher Education
Facilities Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.24	8/7/13	4,200,000	a,b	4,200,000
University of Texas System Board
of Regents, Financing System
Revenue	5.25	8/15/13	100,000	b	100,182

Utah--.9%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.05	8/1/13	3,000,000	a	3,000,000

Virginia--.3%
Suffolk Redevelopment and Housing
Authority, MFHR, Refunding
(Pembroke Crossing Apartments,
L.L.C. Project) (LOC; Wells
Fargo Bank)	0.21	8/7/13	560,000	a	560,000
Suffolk Redevelopment and Housing
Authority, MFHR, Refunding
(Summer Station Apartments,
L.L.C. Project) (LOC; Wells
Fargo Bank)	0.21	8/7/13	500,000	a	500,000

Washington--1.6%
Squaxin Island Tribe,
Tribal Infrastructure Revenue
(LOC; Bank of America)	0.18	8/7/13	1,400,000	a	1,400,000
Washington Health Care Facilities

Authority, Revenue (Providence
Health and Services)
(Liquidity Facility; U.S. Bank
NA)	0.08	8/7/13	2,100,000	a	2,100,000
Washington Housing Finance
Commission, MFHR (Affinity at
Southridge Apartments Project)
(LOC; FHLB)	0.06	8/7/13	1,900,000	a	1,900,000

Wisconsin--1.5%
Milwaukee County,
GO Notes, Refunding	3.30	8/1/13	250,000		250,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(16th Street Community Health
Center, Inc.) (LOC; JPMorgan
Chase Bank)	0.08	8/7/13	1,115,000	a	1,115,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.16	8/7/13	3,025,000	a	3,025,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.16	8/7/13	500,000	a	500,000

Wyoming--3.0%
Lincoln County,
PCR, Refunding (PacifiCorp
Project) (LOC; Bank of Nova
Scotia)	0.05	8/7/13	9,895,000	a	9,895,000

Total Investments (cost $338,066,351)			101.8%		338,066,351
Liabilities, Less Cash and Receivables			(1.8%)		(6,034,989)
Net Assets			100.0%		332,031,362

a Variable rate demand note - rate shown is the interest rate in effect at July 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At July 31, 2013, the fund had $85,333,144 or 25.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities amounted to $27,620,000 or 8.3% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access

AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	338,066,351
Level 3 - Significant Unobservable Inputs	-
Total	338,066,351

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2013 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Notes--48.7%	of Purchase (%)	Amount ($)	Value ($)
8/15/13	0.07	35,000,000	35,009,196
9/15/13	0.12	15,000,000	15,011,730
9/30/13	0.14	10,000,000	10,049,167
10/15/13	0.11	30,000,000	30,023,711
11/15/13	0.05	25,000,000	25,302,287
11/30/13	0.08	45,000,000	45,025,543
2/28/14	0.13	10,000,000	10,097,737
Total U.S. Treasury Notes
(cost $170,519,371)			170,519,371

Repurchase Agreements--50.9%
Citigroup Global Markets Holdings Inc.
dated 7/31/13, due 8/1/13 in the amount of
$75,000,104 (fully collateralized by $35,696,900 U.S.
Treasury Inflation Protected Securities, 0.63%, due
2/15/43, value
Treasury Notes, 0.13%, due 7/31/14, value $46,908,216) $29,591,822 and $46,917,600 U.S.	0.05	75,000,000	75,000,000
Goldman, Sachs & Co.
dated 7/31/13, due 8/1/13 in the amount of
$53,000,044 (fully collateralized by $51,958,549 U.S.
Treasury Notes, 1.50%-2%, due 4/30/16-7/31/16,
value $54,060,056)	0.03	53,000,000	53,000,000
JPMorgan Chase & Co.
dated 7/31/13, due 8/1/13 in the amount of
$50,000,083 (fully collateralized by $48,810,000 U.S.
Treasury Notes, 2.50%, due 4/30/15, value $51,004,499)	0.06	50,000,000	50,000,000
Total Repurchase Agreements
(cost $178,000,000)			178,000,000
Total Investments (cost $348,519,371)		99.6%	348,519,371
Cash and Receivables (Net)		.4%	1,427,685
Net Assets		100.0%	349,947,056

At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	348,519,371
Level 3 - Significant Unobservable Inputs	-
Total	348,519,371

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Emerging Markets Debt Fund
July 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--90.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Brazil--10.2%
Banco ABC Brasil,
Sr. Unscd. Notes	BRL	8.50	3/28/16	535,000		219,853
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	790,000	b	868,331
Brazil Nota do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	750,000		316,148
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	210,000		203,175
Odebrecht Finance,
Gtd. Notes		7.13	6/26/42	200,000		196,000
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000		190,500
						1,994,007
Canada--1.5%
Pacific Rubiales Energy,
Gtd. Notes		5.13	3/28/23	300,000		284,400
Chile--3.9%
Cencosud,
Gtd. Notes		4.88	1/20/23	200,000		191,967
Corpbanca,
Sr. Unscd. Notes		3.13	1/15/18	200,000		186,282
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	200,000		191,542
Transelec,
Notes		4.63	7/26/23	200,000	c	198,665
						768,456
Colombia--6.2%
Bancolombia,
Sr. Unscd. Notes		5.95	6/3/21	185,000		193,788
Ecopetrol,
Sr. Unscd. Notes		7.63	7/23/19	110,000		131,450
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	153,000,000		86,806
Empresa de Energia de Bogota,
Sr. Unscd. Notes		6.13	11/10/21	220,000		234,850
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,022,000,000		567,703
						1,214,597
Costa Rica--1.1%
Instituto Costarricense de
Electricidad, Sr. Unscd. Notes		6.95	11/10/21	200,000		213,500
Hungary--3.3%
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	26,140,000		113,246
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	33,630,000		156,241
Magyar Export-Import Bank,
Gtd. Notes		5.50	2/12/18	370,000		370,925
						640,412
Indonesia--3.9%
Indo Energy Finance II,

Sr. Scd. Notes		6.38	1/24/23	200,000		170,000
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	3,180,000,000		283,772
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/17/38	100,000		121,000
Indosat Palapa,
Gtd. Notes		7.38	7/29/20	170,000		185,513
						760,285
Kazakhstan--1.1%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000		204,500
Macua--1.0%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		191,500
Malaysia--2.2%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0211	MYR	3.43	8/15/14	920,000		284,609
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	480,000		151,073
						435,682
Mexico--11.1.%
America Movil,
Sr. Unscd. Notes, Ser. 12	MXN	6.45	12/5/22	7,760,000		584,276
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	200,000		191,000
Metalsa,
Gtd. Notes		4.90	4/24/23	235,000		222,663
Mexican Government,
Bonds, Ser. M 10	MXN	8.00	12/17/15	2,245,000		190,421
Mexican Government,
Bonds, Ser. MI10	MXN	9.50	12/18/14	1,615,000		135,560
Mexichem,
Sr. Unscd. Notes		4.88	9/19/22	200,000		197,500
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	100,000		91,850
Red de Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	2,700,000		194,978
Sigma Alimentos,
Gtd. Notes		5.63	4/14/18	150,000		163,125
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		198,000
						2,169,373
Nigeria--1.6%
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/10/13	2,800,000	d	17,003
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/24/13	5,700,000	d	34,502
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	5,800,000	d	34,907
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	12/5/13	2,900,000	d	17,264
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	12/12/13	2,900,000	d	17,244
Nigerian Government,
Treasury Bills, Ser. OMO	NGN	0.00	1/16/14	2,900,000	d	17,006
Nigerian Government,
Treasury Bills	NGN	0.00	3/6/14	13,100,000	d	75,490
Nigerian Government,

Bonds, Ser. 7	NGN	16.00	6/29/19	10,160,000	69,108
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	4,930,000	34,842
					317,366
Peru--4.6%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	80,000	78,652
Cia Minera Milpo,
Sr. Unscd. Notes		4.63	3/28/23	200,000	185,000
Peruvian Government,
Bonds	PEN	6.85	2/12/42	185,000	69,044
Peruvian Government,
Gtd. Bonds	PEN	6.90	8/12/37	175,000	66,163
Peruvian Government,
Gtd. Bonds	PEN	6.95	8/12/31	285,000	109,953
Peruvian Government,
Bonds	PEN	8.20	8/12/26	430,000	193,462
Pesquera Exalmar,
Sr. Unscd. Notes		7.38	1/31/20	200,000	191,000
					702,274
Philippines--1.0%
Alliance Global Group,
Gtd. Notes		6.50	8/18/17	185,000	197,281
Poland--2.6%
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	1,230,000	405,805
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	295,000	98,971
					504,776
Russia--15.3%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000	148,431
Gazprom,
Sr. Unscd. Notes		6.51	3/7/22	270,000	292,248
Gazprom,
Sr. Unscd. Notes		8.63	4/28/34	110,000	131,725
Gazprom,
Sr. Unscd. Notes		9.25	4/23/19	315,000	387,450
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,700,000	442,630
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	100,000	112,750
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	5,900,000	181,682
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	3,185,000	90,589
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	14,810,000	465,712
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	3,105,000	98,479
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	5,495,000	173,794
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	415,000	450,275
					2,975,765
Singapore--2.0%
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000	197,500

Theta Capital,
Gtd. Bonds		6.13	11/14/20	200,000		193,995
						391,495
Supranational--2.4%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	495,000		467,280
South Africa--4.7%
Eskom Holdings,
Sr. Unscd. Notes		6.75	8/6/23	200,000	c	198,380
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	3,800,000		285,912
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	575,000		43,041
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	2,510,000		215,454
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	1,695,000		170,621
						913,408
Thailand--1.5%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	8,800,000	e	290,925
Turkey--2.5%
Turkish Government,
Bonds	TRY	8.00	6/4/14	585,000		301,497
Turkish Government,
Bonds	TRY	9.00	1/27/16	340,000		177,117
						478,614
United Kingdom--1.6%
Gerdau Trade,
Sr. Unscd. Notes		5.75	1/30/21	100,000		99,250
Vedanta Resources,
Sr. Unscd. Bonds		8.25	6/7/21	200,000		209,875
						309,125
United States--.5%
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		105,588
Uruguay--.5%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	1,210,000		105,058
Venezuela--3.8%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	810,000		747,225

Total Bonds and Notes
(cost $18,142,449)						17,382,892

Other Investment--9.4%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,845,000)				1,845,000	[f]	1,845,000
Total Investments (cost $19,987,449)				99.5%		19,418,892
Cash and Receivables (Net)				.5%		88,634
Net Assets				100.0%		19,507,526

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real

COP--Colombia
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN--Nigerian Naira
PEN--Peruvian New Sol
PLN--Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $397,045 or 2.0% of net assets.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized depreciated on investments was $568,557 of which $30,334 related to appreciated investment securities and $598,891 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Foreign/Governmental	59	.
Corporate Bonds	30	.
Money Market Investment	9	.
	99	.

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring
8/2/2013 a	320,000	142,222	140,204	(2,018)

Chilean Peso,
Expiring:
8/29/2013 b	17,100,000	33,608	33,125	(483)
9/13/2013 b	142,505,000	281,517	275,477	(6,040)

Euro,
Expiring
8/29/2013 c	45,000	59,349	59,872	523

Malaysian Ringgit,
Expiring
8/29/2013 d	1,635,000	513,812	503,134	(10,678)

Mexican New Peso,
Expiring
8/29/2013 b	5,500,000	431,250	429,308	(1,942)

Polish Zloty,
Expiring
8/29/2013 c	1,675,000	521,482	523,063	1,581

Russian Ruble,
Expiring
8/29/2013 e	6,400,000	194,855	193,133	(1,722)

South African Rand,
Expiring
8/29/2013 c	2,365,000	238,941	238,682	(259)

Sales:		Proceeds ($)
Brazilian Real,
Expiring:
8/2/2013 d	160,000	71,301	70,102	1,199
8/2/2013 f	160,000	71,064	70,102	962
9/4/2013 a	950,000	419,556	413,151	6,405

Chilean Peso,
Expiring
9/13/2013 a	142,505,000	272,354	275,477	(3,123)

Colombian Peso,
Expiring
8/29/2013 b	707,000,000	373,193	371,902	1,291

Czech Koruna,
Expiring
8/29/2013 c	3,875,000	196,528	198,693	(2,165)

Hungarian Forint,
Expiring
8/29/2013 f	43,440,000	193,471	192,535	936

Peruvian New Sol,
Expiring
8/29/2013 b	815,000	291,853	290,380	1,473

Russian Ruble,
Expiring
8/29/2013 b	9,900,000	303,926	298,753	5,173

Turkish Lira,
Expiring:
8/29/2013 e	145,000	75,497	74,460	1,037
8/29/2013 g	375,000	193,796	192,569	1,227

Gross Unrealized Appreciation				21,807
Gross Unrealized Depreciation				(28,430)

Counterparties:

a	Morgan Stanley Capital Services
b	Barclays Bank
c	Deutsche Bank
d	Citigroup
e	Credit Suisse
f	Goldman Sachs International
g	UBS

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	5,943,524	-	5,943,524
Foreign Government	-	11,630,368	-	11,630,368
Mutual Funds	1,845,000	-	-	1,845,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	21,807	-	21,807
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(28,430)	-	(28,430)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2013 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--91.4%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--.8%
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	200,000	b	197,937
Springleaf Funding Trust,
Ser. 2013-BA, Cl. A	3.92	1/16/23	510,000	b	509,214
					707,151
Asset-Backed Ctfs./Auto Receivables--10.4%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.54	6/15/17	235,000	b,c	235,780
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	b	165,179
American Credit Acceptance
Receivables Trust,
Ser. 2013-1, Cl. C	3.52	2/15/19	230,000	b	227,962
American Credit Acceptance
Receivables Trust,
Ser. 2013-2, Cl. C	4.78	5/15/19	450,000	b	449,907
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	400,000		387,546
AmeriCredit Automobile Receivables
Trust, Ser. 2013-3, Cl. D	3.00	7/8/19	700,000		693,690
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	b	252,619
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	250,000		255,806
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	400,000		424,452
CFC,
Ser. 2013-1A, Cl. B	2.75	11/15/18	265,000	b	260,969
DT Auto Owner Trust,
Ser. 2013-1A, Cl. D	3.74	5/15/20	525,000	b	525,641
DT Auto Owner Trust,
Ser. 2011-3A, Cl. C	4.03	2/15/17	500,000	b	503,080
DT Auto Owner Trust,
Ser. 2011-2A, Cl. D	4.36	12/15/16	244,808	b	247,929
DT Auto Owner Trust,
Ser. 2012-1A, Cl. D	4.94	7/16/18	170,000	b	174,055
Flagship Credit Auto Trust,
Ser. 2013-1, Cl. C	3.59	3/15/19	175,000	b	172,459
Ford Credit Auto Owner Trust,
Ser. 2012-C, Cl. D	2.43	1/15/19	720,000		739,822
Ford Credit Floorplan Master Owner
Trust, Ser. 2012-1, Cl. D	2.29	1/15/16	170,000	c	171,207
Prestige Auto Receivables Trust,
Ser. 2013-1A, Cl. D	3.04	7/15/20	225,000	b	221,360
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	405,000		390,772
Santander Drive Auto Receivables
Trust, Ser. 2013-3, Cl. D	2.42	4/15/19	605,000		578,224
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	305,000		300,951
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. D	3.30	9/17/18	350,000		352,677
Santander Drive Auto Receivables

Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	350,000		357,137
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. D	3.87	2/15/18	240,000		246,195
Santander Drive Auto Receivables
Trust, Ser. 2013-4, Cl. D	3.92	1/15/20	235,000		237,198
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	610,000		635,588
United Auto Credit Securitization
Trust, Ser. 2013-1, Cl. C	2.22	12/15/17	120,000	b	119,619
United Auto Credit Securitization
Trust, Ser. 2013-1, Cl. D	2.90	12/15/17	175,000	b	174,058
					9,501,882
Asset-Backed Ctfs./Home Equity Loans--7.6%
ACE Securities,
Ser. 2004-HE4, Cl. M2	1.17	12/25/34	244,222	c	223,912
Asset Backed Funding Certificates,
Ser. 2006-OPT3, Cl. A3B	0.35	11/25/36	334,854	c	180,501
Carrington Mortgage Loan Trust,
Ser. 2006-NC2, Cl. A2	0.28	6/25/36	264,478	c	255,464
Carrington Mortgage Loan Trust,
Ser. 2007-FRE1, Cl. A2	0.39	12/25/36	929,099	c	811,228
Chase Funding Trust,
Ser. 2004-2, Cl. 1A4	5.32	2/25/35	204,211		208,054
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.94	7/25/36	82,190	c	82,120
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2B	0.33	12/25/36	442,846	c	336,357
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2006-FF5, Cl. 2A3	0.35	4/25/36	1,097,442	c	835,100
Fremont Home Loan Trust,
Ser. 2004-2, Cl. M2	1.12	7/25/34	256,976	c	238,416
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.18	1/25/35	574,058	c	573,327
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH5, Cl. A3	0.30	5/25/37	199,878	c	186,916
JP Morgan Mortgage Acquisition
Trust, Ser. 2006-HE2, Cl. A4	0.34	7/25/36	472,035	c	382,263
JP Morgan Mortgage Acquisition,
Ser. 2006-FRE2, Cl. A3	0.37	2/25/36	239,581	c	231,108
JP Morgan Mortgage Acquisition,
Ser. 2006-FRE1, Cl. A3	0.38	5/25/35	406,398	c	386,516
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	1.02	2/25/34	133,582	c	129,082
Long Beach Mortgage Loan Trust,
Ser. 2004-3, Cl. M2	1.09	7/25/34	102,811	c	98,230
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV3	0.34	3/25/37	186,189	c	173,320
New Century Home Equity Loan
Trust, Ser. 2004-3, Cl. M2	1.17	11/25/34	205,124	c	191,090
Residential Asset Mortgage
Products, Ser. 2007-RZ1, Cl. A2	0.35	2/25/37	357,168	c	321,431
Residential Asset Securities,
Ser. 2007-KS4, Cl. A2	0.37	5/25/37	603,796	c	575,391
Structured Asset Securities Corp.
Mortgage Loan Trust,
Ser. 2007-GEL1, Cl. A1	0.29	1/25/37	392,153	b,c	371,033
Structured Asset Securities Corp.

Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4		0.35	4/25/36	195,188	c	178,419
						6,969,278
Commercial Mortgage Pass-Through Ctfs.--3.3%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A4		4.63	12/10/42	100,000	c	101,273
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. C		2.54	5/15/30	215,000	b,c	215,000
CGBAM Commercial Mortgage Trust,
Ser. 2013-BREH, Cl. D		3.04	5/15/30	125,000	b,c	125,000
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E		3.63	5/10/35	200,000	b	152,315
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AJ		5.88	12/10/49	665,000	c	606,934
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7		5.52	12/5/31	460,000	c	463,141
GE Capital Commercial Mortgage,
Ser. 2006-C1, Cl. AJ		5.46	3/10/44	90,000	c	91,508
Greenwich Capital Commercial
Funding Corp. Commercial
Mortgage Trust,
Ser. 2007-GG11, Cl. AJ		6.25	12/10/49	525,000	c	496,211
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. D		4.21	2/10/21	80,000	b	80,200
GS Mortgage Securities Corporation
II, Ser. 2011-ALF, Cl. E		4.95	2/10/21	100,000	b	99,012
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C4, Cl. E		5.57	7/15/46	115,000	b,c	110,121
RREF 2012 LT1,
Ser. 2013-LT2, Cl. A		2.83	5/22/28	165,711	b	165,542
S2 Hospitality,
Ser. 2012-LV1, Cl. A		4.50	4/15/25	99,992	b	99,836
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ		5.37	11/15/48	200,000	c	186,867
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. C		5.82	11/15/44	60,000	b,c	63,898
						3,056,858
Consumer Discretionary--2.3%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	485,000		514,100
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	100,000	b	131,705
Goodyear Tire & Rubber,
Gtd. Notes		6.50	3/1/21	270,000		283,837
Rite Aid,
Gtd. Notes		6.75	6/15/21	360,000	b,d	362,700
Staples,
Sr. Unscd. Notes		2.75	1/12/18	200,000		201,506
Staples,
Sr. Unscd. Notes		4.38	1/12/23	615,000	d	604,565
						2,098,413
Consumer Staples--.3%
Aralco Finance,
Gtd. Notes		10.13	5/7/20	300,000	b	271,500
Energy--1.5%
Oasis Petroleum,
Gtd. Notes		6.50	11/1/21	230,000		244,950

Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	400,000		572,349
Unit,
Sr. Sub. Notes		6.63	5/15/21	520,000		543,400
						1,360,699
Financial--19.0%
Ally Financial,
Gtd. Notes		4.63	6/26/15	460,000		475,231
Ally Financial,
Gtd. Notes		5.50	2/15/17	1,370,000		1,454,196
Ally Financial,
Sr. Gtd. Notes		8.00	11/1/31	300,000		364,500
American International Group,
Jr. Sub. Debs., Ser. A3	EUR	4.88	3/15/67	750,000	c	941,399
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	260,000	c	357,695
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	460,000		634,819
BBVA US Senior,
Bank Gtd. Notes		4.66	10/9/15	1,725,000		1,781,547
Citigroup,
Jr. Sub. Notes		5.95	12/29/49	475,000	c	461,344
Corpbanca,
Sr. Unscd. Notes		3.13	1/15/18	400,000		372,564
Countrywide Financial,
Sub. Notes		6.25	5/15/16	835,000		917,998
EPR Properties,
Gtd. Notes		5.25	7/15/23	605,000		592,173
FCE Bank,
Sr. Unscd. Notes	GBP	5.13	11/16/15	300,000		489,967
Fidelity National Information
Services, Gtd. Notes		3.50	4/15/23	265,000		244,780
Genworth Holdings,
Gtd. Notes		4.95	10/1/15	80,000		84,981
Genworth Holdings,
Gtd. Notes		7.20	2/15/21	35,000		40,677
Genworth Holdings,
Gtd. Notes		7.70	6/15/20	405,000		479,607
Hub International,
Gtd. Notes		8.13	10/15/18	115,000	b	122,762
Icahn Enterprises,
Sr. Unscd. Notes		6.00	8/1/20	455,000	b	455,000
International Lease Finance,
Sr. Unscd. Notes		3.88	4/15/18	160,000		156,100
International Lease Finance,
Sr. Unscd. Notes		4.88	4/1/15	205,000	d	211,919
International Lease Finance,
Sr. Unscd. Notes		6.25	5/15/19	355,000		376,300
Intesa Sanpaolo,
Sr. Unscd. Notes		3.13	1/15/16	400,000		396,782
Intesa Sanpaolo,
Sr. Unscd. Notes		6.50	2/24/21	110,000	b	111,660
LBG Capital Number 1,
Bank Gtd. Notes		8.00	12/29/49	400,000	b,c	407,941
Lloyds TSB Bank,
Sub. Notes	EUR	6.50	3/24/20	135,000		201,279
Lloyds TSB Bank,
Sub. Notes		9.88	12/16/21	485,000	c	569,972
Prudential Financial,

Jr. Sub. Notes		5.20	3/15/44	310,000	c	288,688
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	460,000	c	510,209
Royal Bank of Scotland Group
Sub. Notes		6.10	6/10/23	220,000		211,362
Royal Bank Scotland Group
Sub. Notes		6.13	12/15/22	225,000		218,161
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	1,415,000	b	1,437,930
SLM,
Sr. Unscd. Notes		4.63	9/25/17	200,000		201,500
SLM,
Sr. Unscd. Notes		5.50	1/25/23	115,000	d	108,097
SLM,
Sr. Unscd. Notes		6.00	1/25/17	495,000		528,413
SLM,
Sr. Unscd. Notes		8.45	6/15/18	200,000		231,024
Willis North America,
Gtd. Sr. Notes		6.20	3/28/17	320,000		355,508
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/37	567,000	b,c	608,108
						17,402,193
Foreign/Governmental--23.7%
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	2,100,000		2,159,453
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/21	1,500,000		637,588
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	1,300,000		547,990
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	425,000		385,687
Eskom Holdings,
Sr. Unscd. Notes		6.75	8/6/23	375,000	b	371,963
Export Credit Bank of Turkey,
Unscd. Notes		5.38	11/4/16	550,000	b	569,250
Hungarian Export-Import Bank,
Gov't Gtd. Notes		5.50	2/12/18	200,000	b	200,500
Iceland Government,
Unscd. Notes		4.88	6/16/16	2,030,000	d	2,129,267
Italian Government,
Bonds	EUR	2.25	5/15/16	3,175,000		4,222,774
Mexican Government,
Bonds, Ser. MI10	MXN	9.50	12/18/14	24,290,000		2,038,858
Mexican Government,
Bonds, Ser. M 10	MXN	7.75	12/14/17	9,575,000		832,261
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	3,570,000		3,133,795
Nigerian Government,
Treasury Bills	NGN	0.00	8/22/13	33,600,000	e	208,033
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	78,000,000	e	469,442
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/21/13	25,000,000	e	149,577
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	4/10/14	82,525,000	e	470,855
Nigerian Government,
Treasury Bills	NGN	0.00	5/22/14	80,175,000	e	449,894
Peruvian Government,
Bonds	PEN	5.20	9/12/23	1,125,000		402,723

Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	500,000	b	623,157
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	400,000	b	402,200
Spanish Government,
Bonds	EUR	2.75	3/31/15	400,000		539,373
Spanish Government,
Bonds	EUR	3.75	10/31/15	540,000		739,440
						21,684,080
Health Care--1.0%
Biomet,
Gtd. Notes		6.50	8/1/20	540,000		569,700
Mylan,
Gtd. Notes		7.88	7/15/20	295,000	b	338,489
						908,189
Industrial--.9%
Brookfield Residential Properties,
Gtd. Notes		6.13	7/1/22	165,000	b	169,537
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	300,000	b	315,750
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	90,000	b	86,850
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	250,000	b	275,000
						847,137
Information Technology--.3%
First Data,
Gtd. Notes		10.63	6/15/21	305,000	b	311,100
Materials--2.1%
ArcelorMittal,
Sr. Unscd. Notes		4.25	3/1/16	735,000	c	757,050
FMG Resources (August 2006),
Gtd. Notes		6.88	4/1/22	395,000	b,d	392,531
Ineos Group Holdings,
Gtd. Notes		6.13	8/15/18	600,000	b	586,500
Ineos Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	150,000	b	196,809
						1,932,890
Municipal Bonds--.5%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)		5.00	12/1/19	350,000		343,098
Jefferson County,
Limited Obligation School
Warrants		5.25	1/1/14	150,000		150,255
						493,353
Residential Mortgage Pass-Through Ctfs.--.8%
Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5		5.50	4/25/34	212,398		217,008
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2		0.46	7/25/35	75,260	c	66,805
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.47	9/15/39	218,237	b,c	189,950
Structured Agency Credit Risk Debt
Notes, Ser. 2013-DN1, Cl, M1		3.59	7/25/23	250,000	c	252,400
						726,163
Telecommunication Services--2.9%

CenturyLink,
Sr. Unscd. Notes, Ser. R		5.15	6/15/17	320,000		341,600
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	350,000		359,625
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	200,000	b	216,000
Intelsat Jackson Holdings,
Gtd. Notes		5.50	8/1/23	180,000	b	173,700
Intelsat Luxembourg,
Gtd. Notes		7.75	6/1/21	510,000	b	538,687
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	270,000	b	423,300
Richland Towers Funding,
Sr. Scd. Notes		4.61	3/15/41	86,067	b	89,062
Richland Towers Funding,
Sr. Scd. Notes		7.87	3/15/41	100,000	b	107,210
Telecom Italia Capital,
Gtd. Notes		7.72	6/4/38	40,000		40,133
West,
Gtd. Notes		7.88	1/15/19	115,000		123,769
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	200,000	b	205,000
Wind Acquisition Holdings Finance,
Sr. Scd. Notes		12.25	7/15/17	1	b	1
						2,618,087
U.S. Government Agencies/Mortgage-Backed--.6%
Government National Mortgage Association I:
Ser. 2012-125 (Interest
Only) 0.85%, 2/16/53				4,645,549	c,f	350,497
Ser. 2011-53 (Interest
Only) 1.18%, 5/16/51				1,421,303	c,f	84,945
Ser. 2011-77 (Interest
Only) 1.36%, 4/16/42				1,029,448	c,f	65,225
						500,667
U.S. Government Securities--12.6%
U.S. Treasury Notes:
0.13%, 4/30/15				4,500,000		4,489,191
0.25%, 5/15/16				7,050,000	d	6,993,544
						11,482,735
Utilities--.8%
Calpine,
Sr. Scd. Notes		7.25	10/15/17	340,000	b	357,000
Electricite de France,
Sub. Notes		5.25	1/29/49	405,000	b,c	387,991
						744,991
Total Bonds and Notes
(cost $83,902,781)						83,617,366

Preferred Stocks--.9%				Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25				4,500	c	469,941
GMAC Capital Trust I,
Ser. 2, Cum. $2.03				13,025	c	345,814
Total Preferred Stocks
(cost $770,839)						815,755
				Face Amount
				Covered by
Options Purchased--.3%				Contracts ($)		Value ($)

Call Options--.2%
Euro,
October 2013 @ $1.31	1,500,000	g	14,714
Euro,
October 2013 @ $1.31	750,000	g	7,525
Euro,
November 2013 @ $1.30	1,700,000	g	16,929
Euro,
November 2013 @ $1.30	550,000	g	5,589
Japanese Yen,
December 2013 @ $100	2,950,000	g	59,007
3-Month USD LIBOR-BBA,
October 2013 @ $3.16	5,200,000	g	487
U.S. Treasury 10 Year Notes,
August 2013 @ $128	65,000	g	12,188
U.S. Treasury 10 Year Notes,
August 2013 @ $129	71,000	g	4,438
U.S. Treasury 10 Year Notes,
August 2013 @ $128.50	71,000	g	7,766
U.S. Treasury 10 Year Notes,
September 2013 @ $127	67,000	g	32,453
			161,096
Put Options--.1%
10-Year USD LIBOR-BBA,
November 2015 @ $5.81	1,500,000	g	14,454
U.S. Treasury 10 Year Notes,
September 2013 @ $125	67,000	g	63,859
			78,313
Total Options
(cost $493,287)			239,409
	Principal
Short-Term Investments--.2%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 1/2/14
(cost $184,958)	185,000	[h]	184,957

Other Investment--7.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,231,428)	7,231,428	[i]	7,231,428
Investment of Cash Collateral for
Securities Loaned--3.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,171,300)	3,171,300	[i]	3,171,300
Total Investments (cost $95,754,593)	104.2%		95,260,215
Liabilities, Less Cash and Receivables	(4.2%)		(3,827,093)
Net Assets	100.0%		91,433,122

BBA--British Bankers Association

LIBOR--London Interbank Offered Rate

USD--US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
EUR--Euro

GBP--British Pound
MXN--Mexican New Peso
NGN--Nigerian Naira
NZD--New Zealand Dollar
PEN--Peruvian Nuevo Sol
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, these securities were valued at $17,356,568 or 19.0% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Security, or portion thereof, on loan. At July 31, 2013 the value of the fund's securities on loan was $3,511,245 and the value of the collateral held by the fund was $3,611,181, consisting of cash collateral of $3,171,300 and
U.S. Government & Agency securities valued at $439,881.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Notional face amount shown.
g	Non-income producing security.
h	Held by or on behalf of a counterparty for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized depreciated on investments was $432,065 of which $716,121 related to appreciated investment securities and $1,148,186 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	31.1
Foreign/Governmental	23.7
Asset-Backed	18.8
U.S. Government and Agency/Mortgage-Backed	13.2
Short-Term/Money Market Investments	11.6
Commercial Mortgage-Baked	3.3
Preferred Stocks	.9
Residental Mortgage-Backed	.8
Municipal Bonds	.5
Options Purchased	.3
104.2

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Brazilian Real,
Expiring:
8/2/2013 a	1,745,000	782,862	764,548	(18,314)
8/2/2013 b	2,620,000	1,164,444	1,147,918	(16,526)

Euro,
Expiring
8/1/2013 b	153,939	204,274	204,793	519

Norwegian Krone,
Expiring:
8/29/2013 b	8,460,000	1,425,302	1,434,014	8,712
8/29/2013 c	17,380,000	2,924,916	2,946,001	21,085
8/29/2013 d	7,800,000	1,312,956	1,322,141	9,185

Polish Zloty,
Expiring
8/29/2013 e	5,415,000	1,685,251	1,690,975	5,724

Sales:		Proceeds ($)
Australian Dollar,
Expiring
8/29/2013 a	2,440,000	2,213,292	2,188,579	24,713

Brazilian Real,
Expiring:
8/2/2013 d	775,000	352,433	339,556	12,877
8/2/2013 f	3,590,000	1,614,205	1,572,911	41,294
9/4/2013 b	2,810,000	1,240,872	1,222,058	18,814

British Pound,
Expiring
8/29/2013 g	475,000	729,240	722,439	6,801

Canadian Dollar,
Expiring
8/29/2013 h	1,745,000	1,689,156	1,697,665	(8,509)

Czech Koruna,
Expiring
8/29/2013 b	33,420,000	1,695,391	1,713,629	(18,238)

Euro,
Expiring:
8/29/2013 b	1,505,000	1,989,621	2,002,388	(12,767)
8/29/2013 d	2,575,000	3,397,798	3,426,012	(28,214)
8/29/2013 f	2,035,000	2,685,620	2,707,548	(21,928)
8/29/2013 i	1,765,000	2,329,182	2,348,315	(19,133)
8/29/2013 j	2,110,000	2,783,335	2,807,335	(24,000)

Japanese Yen,
Expiring
8/29/2013 b	342,670,000	3,445,869	3,500,402	(54,533)

Mexican New Peso,
Expiring
8/29/2013 a	27,170,000	2,154,761	2,120,784	33,977

New Zealand Dollar,
Expiring
8/29/2013 f	7,210,000	5,739,565	5,746,372	(6,807)

Peruvian New Sol,
Expiring
8/29/2013 f	1,170,000	418,430	416,865	1,565

Russian Ruble,
Expiring
8/29/2013 k	1,725,000	52,956	52,055	901

Swiss Franc,
Expiring
8/29/2013 a	4,060,000	4,323,063	4,388,014	(64,951)

Turkish Lira,
Expiring
8/29/2013 c	1,700,000	876,848	872,981	3,867

Gross Unrealized Appreciation				190,034
Gross Unrealized Depreciation				(293,920)

Counterparties:

a	Goldman Sachs International
b	Morgan Stanley Capital Services
c	Bank of America
d	UBS
e	Deutsche Bank
f Citigroup
g	Commonwealth Bank of Australia
h	Bank of Montreal
i	Credit Suisse
j	Royal Bank of Scotland
k	Barclays Bank

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013 ($)

Financial Futures Long
U.S. Treasury Ultra Long Bonds	28	4,039,000	September 2013	(26,169)

Financial Futures Short
U.S. Treasury 5 Year Notes	75	(9,102,422)	September 2013	54,123
U.S. Treasury 10 Year Notes	110	(13,908,125)	September 2013	(18,542)
U.S. Treasury Long Bonds	43	(5,764,688)	September 2013	(1,575)

Gross Unrealized Appreciation				54,123
Gross Unrealized Depreciation				(46,286)

STATEMENT OF OPTIONS WRITTEN
July 31, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options
3-Month USD LIBOR-BBA,
October 2013 @ $2.86
(premiums received $62,400)	10,400,000	a	(87)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

[a]	Non-income producing security.

				Implied			Upfront
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)
4,700,000	Dow Jones CDX.NA.HY.20 Index	Bank of America	(5.00)	3.6464	6/20/2018	(272,322)	(33,957.70)
4,200,000	Markit ITRAXX Australia S19 Sub 5 Yr Index	JP Morgan Chase Bank	(1.00)	1.2300	6/20/2018	39,553	39,104.97

	Gross Unrealized Appreciation					39,105
	Gross Unrealized Depreciation					(33,958)

				Implied
Notional	Reference		(Pay) /Receive	Credit		Market
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value
10,500,000	USD - 6 Month Libor	Deutsche Bank	0.65	N/A	6/7/2016	(14,653)
16,300,000	USD - 6 Month Libor	Goldman Sachs International	0.55	N/A	6/27/2015	29,423
6,280,000	NZD - 6 Month Libor	Barclays Bank	3.55	N/A	7/16/2015	(11,229)
1,960,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.05	N/A	1/31/2015	(4,275)
980,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.05	N/A	2/1/2015	(2,218)
980,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.04	N/A	2/1/2015	(2,330)
980,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.03	N/A	2/1/2015	(2,368)
3,300,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.04	N/A	2/5/2015	(7,989)
3,670,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.04	N/A	2/5/2015	(8,885)
3,600,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.02	N/A	2/8/2015	5,243
1,100,000	NZD - 6 Month Libor	JP Morgan Chase Bank	3.03	N/A	2/8/2015	1,649
8,900,000	USD - 6 Month Libor	Barclays Bank	(2.79)	N/A	6/26/2023	(18,278)

	Gross Unrealized Appreciation					36,315
	Gross Unrealized Depreciation					(72,226)

LIBOR -- London Interbank Offered Rate
NZD -- New Zeland Dollar
USD -- US Dollar

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	17,178,311	-	17,178,311
Commercial Mortgage-Backed	-	3,056,858	-	3,056,858
Corporate Bonds+	-	28,495,199	-	28,495,199
Foreign Government	-	21,684,080	-	21,684,080
Municipal Bonds	-	493,353	-	493,353
Mutual Funds	10,402,728	-	-	10,402,728
Preferred Stocks+	-	815,755		815,755
Residential Mortgage-Backed	-	726,163	-	726,163
U.S. Government Agencies/Mortgage-Backed	-	500,667	-	500,667
U.S. Treasury	-	11,667,692	-	11,667,692
Other Financial Instruments:
Financial Futures++	54,123	-	-	54,123
Forward Foreign Currency Exchange Contracts++	-	190,034	-	190,034
Options Purchased	120,704	118,705	-	239,409
Swaps++	-	75,420	-	75,420
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(46,286)	-	-	(46,286)
Forward Foreign Currency Exchange Contracts++	-	(293,920)	-	(293,920)
Options Written	(87)	-	-	(87)
Swaps++	-	(106,183)	-	(106,183)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2013 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Capital Goods--4.2%
Caterpillar	35,000	2,901,850
General Electric	98,000	2,388,260
United Technologies	30,000	3,167,100
		8,457,210
Consumer Services--3.1%
McDonald's	63,000	6,179,040
Diversified Financials--6.4%
ACE	11,000	1,005,180
American Express	25,000	1,844,250
BlackRock	11,000	3,101,560
Franklin Resources	62,000	3,030,560
JPMorgan Chase & Co.	90,000	5,015,700
Wells Fargo & Co.	45,000	1,957,500
		15,954,750
Energy--17.9%
Chevron	65,000	8,182,850
ConocoPhillips	40,000	2,594,400
EOG Resources	7,000	1,018,430
Exxon Mobil	107,512	10,079,250
Imperial Oil	50,000	2,147,000
Occidental Petroleum	60,000	5,343,000
Royal Dutch Shell, Cl. A, ADR	60,000	4,101,000
Total, ADR	50,000	2,652,500
		36,118,430
Food & Staples Retailing--2.3%
Walgreen	50,000	2,512,500
Whole Foods Market	38,000	2,112,040
		4,624,540
Food, Beverage & Tobacco--21.2%
Altria Group	115,000	4,031,900
Coca-Cola	238,000	9,539,040
Diageo, ADR	18,000	2,255,940
Kraft Foods Group	25,423	1,438,433
Mondelez International, Cl. A	72,271	2,259,914
Nestle, ADR	78,750	5,352,638
PepsiCo	42,500	3,550,450
Philip Morris International	129,000	11,504,220
SABMiller	60,000	2,939,530
		42,872,065
Health Care Equipment & Services--1.4%
Abbott Laboratories	75,000	2,747,250
Household & Personal Products--4.4%
Estee Lauder, Cl. A	47,000	3,085,550
Procter & Gamble	73,000	5,861,900

			8,947,450
Materials--3.1%
Air Products & Chemicals	18,000		1,955,520
Freeport-McMoRan Copper & Gold	65,000		1,838,200
Praxair	20,500		2,463,485
			6,257,205
Media--4.2%
Comcast, Cl. A	50,000		2,254,000
News Corp., Cl. A	9,500	a	151,335
Time Warner Cable	20,000		2,281,400
Twenty-First Century Fox	38,000		1,135,440
Walt Disney	40,000		2,586,000
			8,408,175
Pharmaceuticals, Biotech & Life Sciences--10.1%
AbbVie	75,000		3,411,000
Johnson & Johnson	70,000		6,545,000
Merck & Co.	18,000		867,060
Novartis, ADR	30,000		2,148,300
Novo Nordisk, ADR	20,000		3,378,400
Roche Holding, ADR	65,000		3,985,150
			20,334,910
Retailing--3.8%
Target	59,000		4,203,750
Wal-Mart Stores	45,000		3,507,300
			7,711,050
Semiconductors & Semiconductor Equipment--3.9%
Intel	160,000		3,728,000
Texas Instruments	78,000		3,057,600
Xilinx	23,000		1,073,870
			7,859,470
Software & Services--5.2%
Automatic Data Processing	35,000		2,523,150
International Business Machines	30,000		5,851,200
Oracle	65,000		2,102,750
			10,477,100
Technology Hardware & Equipment--5.6%
Apple	19,200		8,688,000
QUALCOMM	39,500		2,549,725
			11,237,725
Transportation--1.2%
Canadian Pacific Railway	20,000		2,457,600
Total Common Stocks
(cost $145,973,330)			200,643,970

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,557,900)	2,557,900	[b]	2,557,900

Total Investments (cost $148,531,230)	100.8%		203,201,870
Liabilities, Less Cash and Receivables	(.8%)		(1,576,924)

Net Assets	100.0%	201,624,946

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $54,670,640 of which $58,669,423 related to appreciated investment securities and $3,998,783 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.2
Energy	17.9
Pharmaceuticals, Biotech & Life Sciences	10.1
Diversified Financials	6.4
Technology Hardware & Equipment	5.6
Software & Services	5.2
Household & Personal Products	4.4
Media	4.2
Capital Goods	4.2
Semiconductors & Semiconductor Equipment	3.9
Retailing	3.8
Consumer Services	3.1
Materials	3.1
Food & Staples Retailing	2.3
Health Care Equipment & Services	1.4
Money Market Investments	1.3
Transportation	1.2
Finance	1.0
Financial	.5
100.8

†	Based on net assets.

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	169,225,912	-	-	169,225,912
Equity Securities - Foreign Common Stocks+	31,418,058	-	-	31,418,058
Mutual Funds	2,557,900	-	-	2,557,900

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)